Schedule of Investments(a)
Invesco Bloomberg MVP Multi-factor ETF (BMVP)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Communication Services-7.23%
Alphabet, Inc., Class A	5,009	$1,783,855
AT&T, Inc.	86,489	2,010,869
Verizon Communications, Inc.	42,284	1,979,314
Warner Music Group Corp., Class A(b)	66,137	1,716,917
		7,490,955
Consumer Discretionary-9.21%
Best Buy Co., Inc.	23,593	2,035,132
Darden Restaurants, Inc.	8,690	1,769,110
Ross Stores, Inc.	8,411	2,111,750
TJX Cos., Inc. (The)	11,817	1,859,287
Versigent PLC(c)	42,616	1,762,171
		9,537,450
Consumer Staples-5.37%
Coca-Cola Co. (The)	22,028	1,929,433
Colgate-Palmolive Co.	19,527	1,782,815
PepsiCo, Inc.	13,222	1,845,262
		5,557,510
Energy-5.53%
Halliburton Co.	52,734	1,700,672
Marathon Petroleum Corp.	7,002	2,215,923
Targa Resources Corp.	6,677	1,805,260
		5,721,855
Financials-16.86%
Allstate Corp. (The)	7,524	1,986,938
American Express Co.	5,293	1,779,771
Ameriprise Financial, Inc.	3,902	2,129,868
MetLife, Inc.	21,159	2,034,015
Principal Financial Group, Inc.	16,610	1,888,557
Raymond James Financial, Inc.	11,775	2,072,165
Synchrony Financial	23,541	1,784,172
T. Rowe Price Group, Inc.	15,747	1,759,727
Travelers Cos., Inc. (The)	5,423	2,030,154
		17,465,367
Health Care-10.94%
Bristol-Myers Squibb Co.	31,071	2,029,247
Cigna Group (The)	6,494	1,812,151
Gilead Sciences, Inc.	14,170	1,845,076
Johnson & Johnson	7,049	1,807,011
Labcorp Holdings, Inc.	6,394	1,977,025
Pfizer, Inc.	74,349	1,859,468
		11,329,978
Industrials-16.58%
3M Co.	11,057	1,949,128
CSX Corp.	37,667	1,898,417
EMCOR Group, Inc.	2,157	1,720,056
Expeditors International of Washington, Inc.	10,984	1,844,104
General Dynamics Corp.	5,054	1,937,805
Honeywell International, Inc.	7,996	1,943,428
Leidos Holdings, Inc.	17,386	2,009,822
Lockheed Martin Corp.	3,514	2,047,748
W.W. Grainger, Inc.	1,315	1,817,619
		17,168,127
	Shares	Value
Information Technology-12.33%
Apple, Inc.	6,187	$1,911,226
Cisco Systems, Inc.	15,241	1,767,804
Fortinet, Inc.(c)	11,654	1,887,366
Jabil, Inc.	4,644	1,463,092
Motorola Solutions, Inc.	4,311	1,878,518
NetApp, Inc.	11,568	2,064,888
NVIDIA Corp.	8,947	1,796,110
		12,769,004
Materials-5.57%
CF Industries Holdings, Inc.	16,537	2,070,267
Nucor Corp.	8,037	2,067,840
PPG Industries, Inc.	14,760	1,631,275
		5,769,382
Real Estate-5.14%
Mid-America Apartment Communities, Inc.	12,886	1,705,333
Realty Income Corp.	28,894	1,845,460
VICI Properties, Inc.	67,432	1,776,833
		5,327,626
Utilities-5.07%
DTE Energy Co.	11,749	1,666,831
Edison International	24,047	1,764,328
FirstEnergy Corp.	37,659	1,819,306
		5,250,465
Total Common Stocks & Other Equity Interests (Cost $96,312,266)		103,387,719
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $93,977)	93,977	93,977
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $96,406,243)		103,481,696
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.13%
Invesco Private Government Fund, 3.69%(d)(e)(f)	33,980	33,980
Invesco Private Prime Fund, 3.82%(d)(e)(f)	101,180	101,190
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $135,170)		135,170
TOTAL INVESTMENTS IN SECURITIES-100.05% (Cost $96,541,413)		103,616,866
OTHER ASSETS LESS LIABILITIES-(0.05)%		(49,704)
NET ASSETS-100.00%		$103,567,162
See accompanying notes which are an integral part of this schedule.

Invesco Bloomberg MVP Multi-factor ETF (BMVP)—(continued)
July 31, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$568,553	$(474,576)	$-	$-	$93,977	$735
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	350,261	5,211,004	(5,527,285)	-	-	33,980	1,717 *
Invesco Private Prime Fund	1,306,767	11,882,259	(13,087,697)	69	(208)	101,190	5,142 *
Total	$1,657,028	$17,661,816	$(19,089,558)	$69	$(208)	$229,147	$7,594

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco RAFI US 1000 ETF (PRF)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-8.70%
Alphabet, Inc., Class A	1,008,644	$359,208,388
AppLovin Corp., Class A(b)	1,704	674,614
AT&T, Inc.	2,736,335	63,619,789
Charter Communications, Inc., Class A(b)(c)	104,268	15,116,775
Comcast Corp., Class A	1,810,089	43,369,732
EchoStar Corp., Class A(b)	33,422	2,810,456
Electronic Arts, Inc.	51,247	10,754,695
Fox Corp., Class A(c)	114,898	6,690,511
Gray Media, Inc.(c)	42,710	172,548
Liberty Broadband Corp., Class C(b)(c)	39,311	1,338,146
Liberty Global Ltd., Class A (Belgium)(b)(c)	216,223	2,294,126
Liberty Latin America Ltd., Class C(b)	95,699	772,291
Liberty Media Corp.-Liberty Formula One(b)	18,716	1,836,601
Lumen Technologies, Inc.(b)	808,071	5,155,493
Match Group, Inc.	38,279	1,508,575
Meta Platforms, Inc., Class A	242,305	134,893,617
Netflix, Inc.(b)	255,521	18,323,411
New York Times Co. (The), Class A	20,020	1,499,298
News Corp., Class A	148,501	4,092,688
Nexstar Media Group, Inc., Class A(c)	15,388	2,931,876
Omnicom Group, Inc.	94,336	7,424,243
Optimum Communications, Inc., Class A(b)	197,681	150,672
Paramount Skydance Corp.(c)	462,679	3,682,925
People, Inc.(b)(c)	37,946	1,577,415
Pinterest, Inc., Class A(b)	109,599	2,631,472
Roku, Inc., Class A(b)	14,762	2,140,638
Sirius XM Holdings, Inc.(c)	121,219	3,590,507
Snap, Inc., Class A(b)	296,833	1,392,147
Take-Two Interactive Software, Inc.(b)	11,906	2,892,205
Telephone and Data Systems, Inc.(c)	41,877	1,406,230
T-Mobile US, Inc.	83,868	14,484,842
Trade Desk, Inc. (The), Class A(b)	36,328	655,357
Verizon Communications, Inc.	1,597,240	74,766,804
Versant Media Group, Inc.	32,499	1,169,639
Walt Disney Co. (The)	352,305	33,888,218
Warner Bros. Discovery, Inc.(b)	797,585	20,976,485
Yelp, Inc.(b)(c)	42,864	1,132,896
Ziff Davis, Inc.(b)(c)	32,640	1,732,531
		852,758,856
Consumer Discretionary-8.80%
Abercrombie & Fitch Co., Class A(b)(c)	13,596	1,353,346
Academy Sports & Outdoors, Inc.(c)	39,313	1,865,402
Adient PLC(b)(c)	76,437	1,608,234
ADT, Inc.	205,389	1,569,172
Advance Auto Parts, Inc.(c)	59,171	3,286,357
Airbnb, Inc., Class A(b)	25,354	3,841,638
Amazon.com, Inc.(b)	844,000	229,213,520
American Eagle Outfitters, Inc.(c)	81,690	1,403,434
Aptiv PLC(b)	55,617	3,140,692
Aramark	48,062	2,738,092
Asbury Automotive Group, Inc.(b)	11,246	2,605,698
AutoNation, Inc.(b)	20,865	4,431,726
AutoZone, Inc.(b)	665	2,005,806
Bath & Body Works, Inc.	72,254	1,453,750
Best Buy Co., Inc.	145,659	12,564,545
Booking Holdings, Inc.	80,027	15,437,208
BorgWarner, Inc.	100,994	6,437,358
	Shares	Value
Consumer Discretionary-(continued)
Boyd Gaming Corp.	16,575	$1,409,870
Brightstar Lottery PLC(c)	15,832	158,953
Brunswick Corp.	37,738	2,981,302
Burlington Stores, Inc.(b)	5,035	1,855,297
Caesars Entertainment, Inc.(b)(c)	110,758	3,295,051
Capri Holdings Ltd.(b)	114,385	1,822,153
CarMax, Inc.(b)(c)	98,185	5,622,073
Carnival Corp. Ltd.	94,033	2,615,058
Carter’s, Inc.(c)	41,608	1,604,821
Century Communities, Inc.(c)	19,497	1,309,419
Chipotle Mexican Grill, Inc.(b)	104,848	3,902,443
Columbia Sportswear Co.(c)	17,132	1,017,298
Coupang, Inc. (South Korea)(b)	93,836	1,534,219
Crocs, Inc.(b)(c)	20,240	2,590,922
D.R. Horton, Inc.	98,891	14,147,346
Dana, Inc.	75,585	2,035,504
Darden Restaurants, Inc.	21,666	4,410,764
Deckers Outdoor Corp.(b)	25,017	2,423,647
Dick’s Sporting Goods, Inc.(c)	15,070	2,952,364
Domino’s Pizza, Inc.	5,312	1,845,601
DoorDash, Inc., Class A(b)	14,581	2,860,209
eBay, Inc.	140,286	15,994,007
Etsy, Inc.(b)	29,136	2,379,829
Expedia Group, Inc.	18,330	5,402,584
Five Below, Inc.(b)	6,130	1,331,007
Floor & Decor Holdings, Inc., Class A(b)(c)	17,265	993,946
Flutter Entertainment PLC (Ireland)(b)(c)	25,688	2,683,625
Ford Motor Co.	3,254,080	47,769,894
GameStop Corp., Class A(b)(c)	32,127	697,798
Gap, Inc. (The)(c)	85,533	1,718,358
General Motors Co.	594,213	52,801,767
Gentex Corp.(c)	93,382	2,181,404
Genuine Parts Co.	42,099	5,235,853
Goodyear Tire & Rubber Co. (The)(b)(c)	429,271	2,983,433
Graham Holdings Co., Class B	1,234	1,485,168
Grand Canyon Education, Inc.(b)	7,114	1,033,949
Group 1 Automotive, Inc.	8,569	2,457,332
Harley-Davidson, Inc.(c)	82,793	2,031,740
Hasbro, Inc.	31,794	2,986,728
Helen of Troy Ltd.(b)	51,119	1,412,418
Hilton Grand Vacations, Inc.(b)(c)	11,828	545,744
Hilton Worldwide Holdings, Inc.	11,671	3,740,439
Home Depot, Inc. (The)	142,707	47,373,016
KB Home	35,559	1,954,678
Kohl’s Corp.(c)	262,233	5,019,140
Las Vegas Sands Corp.	34,214	1,672,722
Laureate Education, Inc., Class A(b)	40,517	1,552,206
LCI Industries	10,834	1,108,968
Lear Corp.	41,975	5,483,614
Leggett & Platt, Inc.(c)	133,295	1,306,291
Lennar Corp., Class A	123,991	10,210,659
LGI Homes, Inc.(b)	19,692	1,074,592
Lithia Motors, Inc., Class A	17,006	6,554,453
LKQ Corp.(c)	168,444	3,781,568
Lowe’s Cos., Inc.	139,124	28,911,358
M/I Homes, Inc.(b)(c)	11,323	1,654,630
Macy’s, Inc.	253,378	6,288,842
Marriott International, Inc., Class A	12,651	4,716,672
Marriott Vacations Worldwide Corp.(c)	26,840	2,617,168
Mattel, Inc.(b)(c)	96,193	1,451,552
McDonald’s Corp.	75,390	20,403,550
Meritage Homes Corp.	39,914	2,801,963
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1000 ETF (PRF)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
MGM Resorts International(b)	106,984	$4,768,277
Mohawk Industries, Inc.(b)(c)	33,186	4,085,197
Murphy USA, Inc.	6,652	4,042,820
Newell Brands, Inc.(c)	506,583	2,836,865
NIKE, Inc., Class B	332,037	13,849,263
NVR, Inc.(b)	854	5,249,581
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	9,239	678,789
O’Reilly Automotive, Inc., Class R(b)	82,296	7,353,148
PENN Entertainment, Inc.(b)	102,505	2,104,428
Penske Automotive Group, Inc.	8,935	1,941,665
Phinia, Inc.	18,872	1,388,790
Polaris, Inc.	40,715	2,731,162
Pool Corp.	7,977	1,481,409
PulteGroup, Inc.	71,659	9,062,714
PVH Corp.	47,661	4,130,302
Ralph Lauren Corp.	5,923	2,252,754
RH(b)(c)	7,657	1,267,387
Rivian Automotive, Inc., Class A(b)(c)	164,828	2,508,682
Ross Stores, Inc.	29,499	7,406,314
Royal Caribbean Cruises Ltd.	7,520	2,393,616
Service Corp. International(c)	24,941	2,149,665
Signet Jewelers Ltd.	19,806	1,839,977
Somnigroup International, Inc.	19,285	1,259,889
Starbucks Corp.	154,059	16,214,710
Steven Madden Ltd.(c)	30,310	1,396,685
Tapestry, Inc.	31,518	4,802,398
Tesla, Inc.(b)	74,555	23,202,262
Texas Roadhouse, Inc.	8,938	1,836,223
Thor Industries, Inc.(c)	33,961	2,546,056
TJX Cos., Inc. (The)	103,463	16,278,868
Toll Brothers, Inc.	28,285	4,126,499
Tractor Supply Co.	103,429	3,182,510
Travel + Leisure Co.	19,144	1,455,327
Ulta Beauty, Inc.(b)	4,759	2,440,558
Under Armour, Inc., Class A(b)(c)	199,303	1,325,365
Upbound Group, Inc.(c)	48,628	942,897
Urban Outfitters, Inc.(b)(c)	16,955	1,257,722
V.F. Corp.	237,522	3,401,315
Vail Resorts, Inc.(c)	11,799	1,762,535
Valvoline, Inc.(b)(c)	39,556	1,519,346
Versigent PLC(b)	5,847	241,773
Victoria’s Secret & Co.(b)(c)	29,754	2,638,585
Visteon Corp.(c)	9,294	971,595
Whirlpool Corp.(c)	74,277	2,785,388
Williams-Sonoma, Inc.	14,331	3,276,926
Winnebago Industries, Inc.(c)	34,237	1,036,696
Wyndham Hotels & Resorts, Inc.	17,208	1,288,191
Yum! Brands, Inc.	31,773	4,870,165
		862,738,246
Consumer Staples-6.25%
Albertson’s Cos., Inc., Class A(c)	275,833	3,194,146
Altria Group, Inc.	343,241	23,453,657
Andersons, Inc. (The)	20,573	1,456,157
Archer-Daniels-Midland Co.	246,732	19,558,446
BJ’s Wholesale Club Holdings, Inc., Class C(b)	21,490	2,101,292
Brown-Forman Corp., Class B(c)	79,051	2,271,135
Bunge Global S.A.	100,135	10,637,341
Cal-Maine Foods, Inc.(c)	15,078	1,323,547
Campbell’s Co. (The)(c)	92,134	2,025,105
Casey’s General Stores, Inc.	5,261	4,582,331
Church & Dwight Co., Inc.	36,641	3,620,497
	Shares	Value
Consumer Staples-(continued)
Clorox Co. (The)(c)	23,366	$2,232,154
Coca-Cola Co. (The)	384,184	33,650,676
Coca-Cola Consolidated, Inc.	3,973	746,527
Colgate-Palmolive Co.	110,821	10,117,957
Conagra Brands, Inc.	350,523	5,086,089
Constellation Brands, Inc., Class A	44,978	5,857,485
Costco Wholesale Corp.	45,438	43,251,978
Darling Ingredients, Inc.(b)	54,062	3,278,320
Del Monte Corp.	20,327	603,915
Dollar General Corp.	97,857	12,432,732
Dollar Tree, Inc.(b)	60,918	7,749,379
Estee Lauder Cos., Inc. (The), Class A	56,004	4,698,735
Flowers Foods, Inc.(c)	147,395	1,034,713
General Mills, Inc.	265,541	9,493,091
Hain Celestial Group, Inc. (The)(b)	52,996	26,413
Hershey Co. (The)	21,385	3,743,444
Hormel Foods Corp.	134,355	3,360,218
Ingles Markets, Inc., Class A	8,124	731,241
Ingredion, Inc.(c)	26,185	2,604,360
J.M. Smucker Co. (The)	48,115	5,738,195
Kenvue, Inc.	460,709	8,864,041
Keurig Dr Pepper, Inc.	348,806	10,854,843
Kimberly-Clark Corp.	69,191	7,563,268
Kraft Heinz Co. (The)	618,212	15,980,780
Kroger Co. (The)	277,214	16,006,336
Lamb Weston Holdings, Inc.	38,416	2,018,761
Maplebear, Inc.(b)	29,825	1,330,195
McCormick & Co., Inc.	54,806	2,789,625
Molson Coors Beverage Co., Class B(c)	109,573	4,553,854
Mondelez International, Inc., Class A	355,635	22,159,617
Monster Beverage Corp.(b)	40,427	3,896,354
Nomad Foods Ltd. (United Kingdom)	90,224	1,073,666
Nu Skin Enterprises, Inc., Class A(c)	33,427	173,486
PepsiCo, Inc.	237,930	33,205,511
Performance Food Group Co.(b)	54,638	6,250,041
Philip Morris International, Inc. (Switzerland)	166,923	31,852,247
Post Holdings, Inc.(b)	17,327	1,583,861
PriceSmart, Inc.	7,593	1,472,359
Procter & Gamble Co. (The)	458,283	66,217,311
Spectrum Brands Holdings, Inc.(c)	25,509	2,264,434
Sprouts Farmers Market, Inc.(b)(c)	19,401	1,690,991
Sysco Corp.	96,636	8,237,253
Target Corp.	254,045	36,706,962
Tyson Foods, Inc., Class A	191,884	11,121,597
United Natural Foods, Inc.(b)(c)	59,905	3,044,971
Universal Corp.	14,423	759,948
US Foods Holding Corp.(b)	62,930	6,330,129
Walmart, Inc.	664,959	73,943,441
		612,607,158
Energy-7.99%
Antero Midstream Corp.	50,639	1,112,539
Antero Resources Corp.(b)	88,444	3,196,366
APA Corp.	195,812	7,307,704
Baker Hughes Co., Class A	219,677	13,288,262
California Resources Corp.	27,239	1,433,316
Cheniere Energy, Inc.	32,141	8,471,403
Chevron Corp.	649,195	127,781,052
Chord Energy Corp.	31,848	4,470,822
CNX Resources Corp.(b)(c)	58,824	2,105,899
ConocoPhillips	476,342	57,389,684
Core Natural Resources, Inc.(c)	13,162	1,050,854
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1000 ETF (PRF)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Energy-(continued)
Crescent Energy Co., Class A	50,095	$574,590
Delek US Holdings, Inc.	33,145	2,249,551
Devon Energy Corp.	464,031	20,941,719
Diamondback Energy, Inc.	44,396	9,010,168
DT Midstream, Inc.	13,144	1,813,872
EOG Resources, Inc.	192,537	28,628,327
EQT Corp.	108,055	5,758,251
Expand Energy Corp.	66,191	6,223,940
ExxonMobil Holdings Corp.	1,172,362	182,231,949
Halliburton Co.	244,031	7,870,000
Helmerich & Payne, Inc.	61,957	2,141,853
HF Sinclair Corp.	123,785	11,322,614
Kinder Morgan, Inc.	513,784	16,533,569
Liberty Energy, Inc., Class A(c)	75,875	1,419,621
Magnolia Oil & Gas Corp., Class A	47,613	1,224,130
Marathon Petroleum Corp.	147,048	46,536,281
Matador Resources Co.	35,341	1,763,162
Murphy Oil Corp.(c)	85,640	3,403,334
Noble Corp. PLC(c)	31,169	1,321,566
Northern Oil and Gas, Inc.(c)	23,244	491,611
NOV, Inc.	178,493	3,468,119
Occidental Petroleum Corp.	257,137	14,674,809
ONEOK, Inc.	134,925	12,252,539
Ovintiv, Inc.	162,965	10,178,794
Patterson-UTI Energy, Inc.	270,090	2,830,543
PBF Energy, Inc., Class A	143,091	10,342,617
Peabody Energy Corp.	78,913	1,682,425
Permian Resources Corp., Class A	124,867	2,660,916
Phillips 66	175,895	37,233,454
Range Resources Corp.(c)	55,558	2,230,098
Scorpio Tankers, Inc. (Monaco)(c)	9,319	725,577
SLB Ltd.(c)	365,489	18,124,600
SM Energy Co.	153,991	5,007,787
Targa Resources Corp.	22,064	5,965,444
TechnipFMC PLC (United Kingdom)	44,278	3,172,961
Valero Energy Corp.	187,141	58,556,419
Weatherford International PLC	13,967	1,226,163
Williams Cos., Inc. (The)	164,730	11,784,784
World Kinect Corp.	49,582	1,976,339
		783,162,397
Financials-17.29%
Affiliated Managers Group, Inc.	9,018	3,307,171
Aflac, Inc.	134,463	17,141,343
AGNC Investment Corp.	245,843	2,620,686
Allstate Corp. (The)	70,546	18,629,788
Ally Financial, Inc.	171,293	7,422,126
American Express Co.	59,195	19,904,319
American Financial Group, Inc.	30,482	4,319,909
American International Group, Inc.	279,026	21,925,863
Ameriprise Financial, Inc.	17,560	9,584,950
Annaly Capital Management, Inc.	215,389	4,893,638
Aon PLC, Class A	30,692	11,066,001
Apollo Global Management, Inc.	32,020	4,021,392
Arbor Realty Trust, Inc.(c)	132,861	665,634
Arch Capital Group Ltd.(b)	38,534	3,873,823
Ares Management Corp., Class A	11,046	1,414,882
Arthur J. Gallagher & Co.	24,563	6,126,503
Associated Banc-Corp	47,193	1,457,320
Assurant, Inc.	10,039	2,802,788
Assured Guaranty Ltd.	9,939	822,154
AXIS Capital Holdings Ltd.	9,480	998,434
Bank of America Corp.	2,002,372	124,046,945
	Shares	Value
Financials-(continued)
Bank of New York Mellon Corp. (The)	154,496	$24,152,360
Bank OZK	36,978	1,896,971
BankUnited, Inc.	32,504	1,516,312
Berkshire Hathaway, Inc., Class B(b)	349,417	178,740,772
BlackRock, Inc.	17,226	18,783,058
Blackstone Mortgage Trust, Inc., Class A(c)	84,559	1,229,488
Blackstone, Inc., Class A	55,736	7,120,274
Block, Inc., Class A(b)	121,294	9,853,925
Bread Financial Holdings, Inc.(c)	25,352	2,739,791
Brighthouse Financial, Inc.(b)	18,918	1,171,213
Brown & Brown, Inc.	29,862	2,102,285
Capital One Financial Corp.	162,503	33,964,752
Carlyle Group, Inc. (The)	46,506	2,140,206
Cathay General Bancorp(c)	21,188	1,338,870
Cboe Global Markets, Inc.	4,219	1,308,860
Charles Schwab Corp. (The)	141,188	14,858,625
Chimera Investment Corp.	48,722	608,051
Chubb Ltd.	66,924	23,468,908
Cincinnati Financial Corp.	36,289	6,447,830
Citigroup, Inc.	668,893	88,594,878
Citizens Financial Group, Inc.	140,992	10,102,077
CME Group, Inc., Class A	41,216	11,037,233
CNO Financial Group, Inc.	41,949	2,310,970
Coinbase Global, Inc., Class A(b)	12,365	1,808,505
Columbia Banking System, Inc.	56,402	1,763,691
Commerce Bancshares, Inc.	22,029	1,305,659
Corebridge Financial, Inc.	127,834	3,987,142
Corpay, Inc.(b)	12,267	4,687,343
Cullen/Frost Bankers, Inc.(c)	10,574	1,758,879
East West Bancorp, Inc.	24,445	3,202,295
Equitable Holdings, Inc.	62,551	2,980,555
Essent Group Ltd.	25,196	1,661,928
Euronet Worldwide, Inc.(b)	17,050	1,216,177
Evercore, Inc., Class A	7,191	2,305,147
Everest Group Ltd.	7,200	2,693,880
F&G Annuities & Life, Inc.(c)	2,152	61,483
F.N.B. Corp.	107,749	2,036,456
FactSet Research Systems, Inc.(c)	6,972	1,835,030
Federated Hermes, Inc., Class B	21,884	1,312,165
Fidelity National Financial, Inc.	80,247	4,139,943
Fidelity National Information Services, Inc.	226,783	10,153,075
Fifth Third Bancorp	225,982	12,767,983
First American Financial Corp.	46,190	3,463,788
First Citizens BancShares, Inc., Class A(c)	2,220	4,854,363
First Hawaiian, Inc.(c)	41,767	1,160,705
First Horizon Corp.	125,944	3,229,204
First Interstate BancSystem, Inc., Class A	32,914	1,251,390
FirstCash Holdings, Inc.	6,334	1,292,199
Fiserv, Inc.(b)	225,405	12,158,346
Flagstar Bank N.A(c)	164,271	2,335,934
Franklin Resources, Inc.	146,488	4,960,084
Genworth Financial, Inc., Class A(b)	252,986	2,486,852
Glacier Bancorp, Inc.(c)	23,117	1,139,437
Global Payments, Inc.(c)	142,037	11,942,471
Globe Life, Inc.	15,430	2,812,118
Goldman Sachs Group, Inc. (The)	55,338	56,355,112
Hancock Whitney Corp.(c)	20,188	1,554,476
Hanover Insurance Group, Inc. (The)	8,497	1,976,657
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1000 ETF (PRF)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Financials-(continued)
Hartford Insurance Group, Inc. (The)	61,220	$8,687,730
Home BancShares, Inc.(c)	46,565	1,446,775
Houlihan Lokey, Inc.	6,613	829,865
Huntington Bancshares, Inc.	460,779	7,851,674
Intercontinental Exchange, Inc.	66,132	10,083,807
Invesco Ltd.(d)	155,298	4,596,821
Jack Henry & Associates, Inc.	12,112	1,865,732
Jackson Financial, Inc., Class A	28,948	3,539,761
Jefferies Financial Group, Inc.	55,262	3,017,305
JPMorgan Chase & Co.	476,321	167,564,965
Kemper Corp.	38,161	1,083,009
KeyCorp	302,727	6,838,603
KKR & Co., Inc., Class A	49,817	5,052,938
Lincoln National Corp.	94,079	4,290,943
Loews Corp.	41,010	4,757,570
LPL Financial Holdings, Inc.	8,560	3,027,672
M&T Bank Corp.	38,936	9,589,547
Markel Group, Inc.(b)	2,638	4,965,613
Marsh & McLennan Cos., Inc.	65,946	12,509,297
Mastercard, Inc., Class A	41,306	23,672,469
MetLife, Inc.	213,269	20,501,549
MGIC Investment Corp.	82,841	2,488,544
Moelis & Co., Class A	16,893	1,133,182
Moody’s Corp.	10,402	4,976,109
Morgan Stanley	205,680	43,279,186
MSCI, Inc.	4,166	2,383,952
Nasdaq, Inc.	45,319	4,268,597
Navient Corp.(c)	59,065	495,555
NCR Atleos Corp.(b)	24,259	1,140,901
Northern Trust Corp.	37,658	6,860,911
Old National Bancorp	70,893	1,888,590
Old Republic International Corp.	94,323	4,075,697
OneMain Holdings, Inc.	77,198	4,831,051
PayPal Holdings, Inc.	397,410	22,735,826
PennyMac Financial Services, Inc.	12,805	965,625
Pinnacle Financial Partners, Inc.	30,527	3,212,356
PNC Financial Services Group, Inc. (The)	101,150	25,274,350
Popular, Inc.	9,662	1,692,879
Primerica, Inc.	6,618	2,117,495
Principal Financial Group, Inc.	79,595	9,049,952
PROG Holdings, Inc.	28,570	1,257,651
Progressive Corp. (The)	71,694	15,157,545
Prosperity Bancshares, Inc.(c)	30,630	2,293,268
Prudential Financial, Inc.	123,793	15,112,649
Radian Group, Inc.	46,435	1,810,501
Raymond James Financial, Inc.	28,256	4,972,491
Regions Financial Corp.	232,925	7,209,029
Reinsurance Group of America, Inc.	16,703	3,956,106
RenaissanceRe Holdings Ltd. (Bermuda)	4,871	1,558,623
Rithm Capital Corp.(c)	274,015	2,707,268
RLI Corp.(c)	10,236	626,853
Robinhood Markets, Inc., Class A(b)	19,749	1,709,473
Rocket Cos., Inc., Class A(b)(c)	45,883	591,891
S&P Global, Inc.	36,202	14,912,690
SEI Investments Co.	25,042	2,578,825
Selective Insurance Group, Inc.	14,192	1,345,260
Simmons First National Corp., Class A	60,410	1,425,072
SLM Corp.	101,034	2,626,379
SoFi Technologies, Inc.(b)(c)	36,664	597,990
SouthState Bank Corp.	18,694	1,964,552
Starwood Property Trust, Inc.	147,454	2,356,315
State Street Corp.	84,631	15,585,645
	Shares	Value
Financials-(continued)
Stifel Financial Corp.	22,292	$1,848,230
StoneX Group, Inc.(b)(c)	28,015	2,145,109
Synchrony Financial	197,601	14,976,180
T. Rowe Price Group, Inc.(c)	97,490	10,894,507
TPG, Inc.(b)(e)	55,784	0
Travelers Cos., Inc. (The)	52,717	19,735,136
Truist Financial Corp.	442,599	22,944,332
U.S. Bancorp	427,629	26,944,903
United Bankshares, Inc.	38,849	1,882,234
Unum Group	50,349	4,335,552
Valley National Bancorp(c)	150,464	2,150,131
Virtu Financial, Inc., Class A	24,613	1,445,521
Visa, Inc., Class A	101,993	37,342,697
Voya Financial, Inc.	22,520	2,239,164
W.R. Berkley Corp.	47,022	3,410,976
Webster Financial Corp.	40,655	3,139,379
Wells Fargo & Co.	952,412	82,336,017
Western Alliance Bancorporation	22,207	1,787,441
Western Union Co. (The)(c)	289,368	1,840,380
WEX, Inc.(b)(c)	8,079	1,510,450
White Mountains Insurance Group Ltd.(c)	741	1,554,418
Willis Towers Watson PLC	17,855	5,997,852
Wintrust Financial Corp.	11,420	1,821,947
Zions Bancorporation N.A.	57,926	4,037,442
		1,694,504,327
Health Care-12.79%
Abbott Laboratories	313,777	33,166,229
AbbVie, Inc.	227,757	57,153,342
Acadia Healthcare Co., Inc.(b)(c)	62,827	1,860,936
Accendra Health, Inc.(b)(c)	93,186	287,945
Agilent Technologies, Inc.	48,257	6,677,321
Align Technology, Inc.(b)	20,224	3,421,092
Alnylam Pharmaceuticals, Inc.(b)	2,978	612,039
Amgen, Inc.	103,427	39,835,943
AMN Healthcare Services, Inc.(b)(c)	57,976	1,949,733
Avantor, Inc.(b)	241,100	3,322,358
Baxter International, Inc.(c)	334,968	8,762,763
Becton, Dickinson and Co.	68,882	11,408,237
Biogen, Inc.(b)	61,856	12,553,675
BioMarin Pharmaceutical, Inc.(b)	43,173	2,591,243
Bio-Rad Laboratories, Inc., Class A(b)(c)	7,065	2,299,516
Boston Scientific Corp.(b)	122,739	5,735,593
Bristol-Myers Squibb Co.	897,780	58,634,012
Bruker Corp.(c)	26,907	1,690,836
Cardinal Health, Inc.	35,655	8,201,720
Cencora, Inc.	15,593	4,854,725
Centene Corp.(b)	610,825	38,005,531
Charles River Laboratories International, Inc.(b)	9,710	2,257,672
Chemed Corp.	3,131	1,666,475
Cigna Group (The)	114,038	31,822,304
Cooper Cos., Inc. (The)(b)	40,223	2,908,927
CVS Health Corp.	539,351	56,324,425
Danaher Corp.	94,903	18,504,187
DaVita, Inc.(b)	16,683	4,005,421
DENTSPLY SIRONA, Inc.(c)	203,649	2,722,787
Dexcom, Inc.(b)	28,950	2,415,877
Edwards Lifesciences Corp.(b)	82,023	7,059,720
Elanco Animal Health, Inc.(b)	119,780	3,158,599
Elevance Health, Inc.	113,047	42,487,584
Eli Lilly and Co.	28,385	32,609,823
Encompass Health Corp.	12,667	1,406,924
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1000 ETF (PRF)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Health Care-(continued)
Enovis Corp.(b)(c)	38,313	$1,116,824
Envista Holdings Corp.(b)(c)	64,565	1,763,270
Exelixis, Inc.(b)	51,433	2,727,492
Fortrea Holdings, Inc.(b)	110,783	2,123,710
GE HealthCare Technologies, Inc.	102,162	6,949,059
Gilead Sciences, Inc.	242,065	31,519,284
Globus Medical, Inc., Class A(b)	15,382	1,211,948
HCA Healthcare, Inc.	30,821	12,408,226
Henry Schein, Inc.(b)	46,683	4,003,067
Humana, Inc.	89,990	32,743,761
ICON PLC(b)	17,688	2,893,138
IDEXX Laboratories, Inc.(b)	4,045	2,261,438
Illumina, Inc.(b)	28,991	5,946,054
Incyte Corp.(b)	38,549	4,607,376
Intuitive Surgical, Inc.(b)	15,042	5,314,790
IQVIA Holdings, Inc.(b)	30,785	7,235,091
Jazz Pharmaceuticals PLC(b)(c)	16,352	4,134,767
Johnson & Johnson	430,534	110,367,391
Labcorp Holdings, Inc.	28,080	8,682,336
McKesson Corp.	13,474	11,536,304
Medtronic PLC	210,736	17,994,747
Merck & Co., Inc.	586,227	76,326,755
Mettler-Toledo International, Inc.(b)	2,442	3,458,605
Moderna, Inc.(b)(c)	310,203	17,005,328
Molina Healthcare, Inc.(b)	34,340	6,717,591
Neurocrine Biosciences, Inc.(b)	10,869	1,812,949
Novavax, Inc.(b)(c)	147,667	1,080,922
Option Care Health, Inc.(b)(c)	40,286	927,787
Organon & Co.(c)	310,057	4,201,272
Perrigo Co. PLC	80,851	817,404
Pfizer, Inc.	2,854,665	71,395,172
Quest Diagnostics, Inc.	24,975	5,819,425
QuidelOrtho Corp.(b)(c)	92,644	1,553,640
Regeneron Pharmaceuticals, Inc.	25,229	19,240,392
ResMed, Inc.(c)	12,756	2,691,261
Revvity, Inc.	33,058	3,719,686
Royalty Pharma PLC, Class A	41,051	2,398,610
Sarepta Therapeutics, Inc.(b)(c)	61,641	915,985
Solventum Corp.(b)	61,472	5,252,168
STERIS PLC	14,481	3,307,460
Stryker Corp.	34,501	11,236,976
Teladoc Health, Inc.(b)(c)	170,044	1,140,995
Teleflex, Inc.(c)	17,760	2,427,970
Tenet Healthcare Corp.(b)	15,161	3,862,720
Thermo Fisher Scientific, Inc.	58,536	33,617,225
United Therapeutics Corp.(b)	6,056	3,135,252
UnitedHealth Group, Inc.	314,751	130,432,814
Universal Health Services, Inc., Class B	26,568	4,475,114
Veeva Systems, Inc., Class A(b)	9,760	1,988,893
Vertex Pharmaceuticals, Inc.(b)	26,705	12,740,955
Viatris, Inc.	655,518	11,510,896
Waters Corp.(b)	12,469	4,704,678
West Pharmaceutical Services, Inc.	8,011	2,731,431
Zimmer Biomet Holdings, Inc.	65,404	6,143,398
Zoetis, Inc.	65,428	5,056,930
		1,253,764,246
Industrials-9.58%
3M Co.	108,899	19,196,716
A.O. Smith Corp.	31,217	1,877,078
ABM Industries, Inc.	35,688	1,709,812
Acuity, Inc.	7,420	2,436,654
Advanced Drainage Systems, Inc.	10,311	1,427,867
	Shares	Value
Industrials-(continued)
AECOM	31,930	$2,311,413
AerCap Holdings N.V.	17,995	2,715,446
AGCO Corp.	30,078	3,072,768
Alaska Air Group, Inc.(b)(c)	43,298	2,054,490
Alight, Inc., Class A	34,678	588,832
Allegion PLC	6,605	1,039,627
Allison Transmission Holdings, Inc.	21,402	2,451,385
AMETEK, Inc.	21,439	5,182,021
API Group Corp.(b)	29,153	1,156,791
Applied Industrial Technologies, Inc.	4,717	1,628,356
ArcBest Corp.	14,684	2,119,635
Arcosa, Inc.	9,996	1,451,419
Atkore, Inc.	23,436	1,709,891
Automatic Data Processing, Inc.	50,556	13,471,152
Avis Budget Group, Inc.(b)(c)	17,972	2,470,072
Boeing Co. (The)(b)	24,353	5,263,657
Boise Cascade Co.(c)	26,660	2,036,291
Booz Allen Hamilton Holding Corp.	32,116	2,239,128
Broadridge Financial Solutions, Inc.	12,387	1,906,979
Builders FirstSource, Inc.(b)	79,255	5,265,702
BWX Technologies, Inc.	5,167	871,673
C.H. Robinson Worldwide, Inc.	30,476	4,502,219
CACI International, Inc., Class A(b)(c)	4,395	2,187,611
Carlisle Cos., Inc.	9,782	3,520,737
Carrier Global Corp.	132,603	8,196,191
Caterpillar, Inc.	51,172	41,695,457
Cintas Corp.	28,720	5,876,974
Clean Harbors, Inc.(b)	5,489	1,717,398
CNH Industrial N.V.(c)	403,800	4,138,950
Comfort Systems USA, Inc.	1,042	1,802,337
Concentrix Corp.(c)	60,417	1,486,258
Copart, Inc.(b)	66,453	1,935,111
Core & Main, Inc., Class A(b)(c)	22,948	1,009,024
CoreCivic, Inc.(b)	47,586	1,422,821
Crane Co.	5,294	1,130,057
CSX Corp.	431,992	21,772,397
Cummins, Inc.	22,780	14,447,076
Curtiss-Wright Corp.	2,767	2,003,308
Deere & Co.	47,124	27,928,981
Delta Air Lines, Inc.	26,161	2,287,518
Donaldson Co., Inc.	19,095	1,799,513
Dover Corp.	22,040	4,509,825
DuPont de Nemours, Inc.	49,665	6,804,105
Dycom Industries, Inc.(b)	3,086	1,237,702
Eaton Corp. PLC	35,011	14,536,567
EMCOR Group, Inc.	4,333	3,455,264
Emerson Electric Co.	99,344	14,883,718
EnerSys	8,932	1,661,799
Equifax, Inc.	13,157	2,271,161
ESAB Corp.	8,835	764,493
Expeditors International of Washington, Inc.	43,373	7,281,893
Fastenal Co.	116,763	5,570,763
FedEx Corp.	76,667	23,567,436
FedEx Freight Holding Co., Inc.(b)	38,334	5,387,077
Ferguson Enterprises, Inc.	34,967	8,193,817
Flowserve Corp.	20,958	1,592,598
Fluor Corp.(b)	45,237	2,269,540
Fortive Corp.	60,917	3,606,896
Fortune Brands Innovations, Inc.(c)	55,374	2,727,723
FTI Consulting, Inc.(b)(c)	8,581	1,367,640
Gates Industrial Corp Ltd.(b)	65,823	1,841,728
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1000 ETF (PRF)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Industrials-(continued)
GATX Corp.(c)	6,426	$1,149,419
GE Vernova, Inc.	6,676	6,611,176
Generac Holdings, Inc.(b)	9,113	1,796,263
General Dynamics Corp.	46,484	17,822,895
General Electric Co.	50,441	18,162,291
Genpact Ltd.	53,549	1,883,318
Graco, Inc.	21,447	1,702,463
GXO Logistics, Inc.(b)(c)	34,012	1,706,042
HEICO Corp.(c)	4,174	1,487,447
Herc Holdings, Inc.(c)	8,877	1,332,793
Hertz Global Holdings, Inc.(b)(c)	210,594	333,792
Hexcel Corp.	13,243	1,363,367
Honeywell Aerospace, Inc.(b)	60,660	12,540,848
Honeywell International, Inc.	60,660	14,743,413
Howmet Aerospace, Inc.	14,269	4,027,568
Hub Group, Inc., Class A(c)	38,100	1,772,793
Hubbell, Inc.	5,521	2,608,949
Huntington Ingalls Industries, Inc.	9,635	3,145,346
IDEX Corp.	12,299	2,834,305
Illinois Tool Works, Inc.	40,890	11,733,386
Ingersoll Rand, Inc.	51,678	4,308,912
ITT, Inc.	10,608	2,078,956
J.B. Hunt Transport Services, Inc.	19,677	5,347,225
Jacobs Solutions, Inc.	30,292	4,087,300
JELD-WEN Holding, Inc.(b)	110,074	156,305
JetBlue Airways Corp.(b)	213,611	1,288,074
Johnson Controls International PLC	84,522	12,395,997
KBR, Inc.(c)	42,213	1,545,418
Kelly Services, Inc., Class A	24,477	363,239
Kennametal, Inc.(c)	36,055	1,224,788
Kirby Corp.(b)	11,712	1,535,912
Knight-Swift Transportation Holdings, Inc.	71,954	5,002,962
Korn Ferry(c)	18,174	1,495,175
L3Harris Technologies, Inc.	50,625	14,026,163
Landstar System, Inc.	14,024	2,450,974
Leidos Holdings, Inc.	28,885	3,339,106
Lennox International, Inc.	2,877	1,196,487
Lincoln Electric Holdings, Inc.	7,312	1,910,699
Lockheed Martin Corp.	61,102	35,606,580
Louisiana-Pacific Corp.(c)	18,922	1,370,520
Lyft, Inc., Class A(b)(c)	83,652	1,326,721
ManpowerGroup, Inc.	76,204	3,994,614
Masco Corp.	47,634	3,404,878
MasTec, Inc.(b)	6,946	1,827,493
MasterBrand, Inc.(b)(c)	94,953	783,362
Matson, Inc.	14,499	2,937,352
Maximus, Inc.	21,666	1,305,377
Middleby Corp. (The)(b)	12,220	1,632,348
Midera Food Processing, Inc.(b)	12,205	585,230
MillerKnoll, Inc.(c)	38,697	871,456
Mobility Global, Inc.(b)	36,196	737,674
Moog, Inc., Class A	4,665	1,818,650
MSC Industrial Direct Co., Inc., Class A	16,051	1,980,693
Mueller Industries, Inc.	31,830	2,113,830
Nordson Corp.	6,866	2,044,557
Norfolk Southern Corp.	47,670	15,992,332
Northrop Grumman Corp.	29,930	16,236,426
nVent Electric PLC	16,420	2,525,889
Old Dominion Freight Line, Inc.	28,487	6,043,232
Oshkosh Corp.	21,456	3,055,549
Otis Worldwide Corp.	48,486	3,488,568
	Shares	Value
Industrials-(continued)
Owens Corning	40,550	$5,632,395
PACCAR, Inc.	117,505	15,590,563
Parker-Hannifin Corp.	9,421	9,199,889
Paychex, Inc.(c)	46,487	5,431,541
Paycom Software, Inc.	4,182	685,681
Pentair PLC	24,492	1,602,756
Quanta Services, Inc.	9,326	6,223,799
Regal Rexnord Corp.	17,280	3,546,374
Republic Services, Inc.	21,091	4,440,710
Resideo Technologies, Inc.(b)	48,289	1,656,313
Robert Half, Inc.(c)	103,340	3,906,252
Rockwell Automation, Inc.	11,915	5,720,153
Rollins, Inc.	19,369	735,441
RTX Corp.	220,732	47,505,941
Rush Enterprises, Inc., Class A	26,341	2,101,748
Ryder System, Inc.	16,853	4,321,446
Saia, Inc.(b)	3,770	1,310,565
Science Applications International Corp.	24,119	2,825,058
Sensata Technologies Holding PLC(c)	61,152	2,830,726
Simpson Manufacturing Co., Inc.	6,778	1,272,502
SiteOne Landscape Supply, Inc.(b)(c)	8,211	775,447
SkyWest, Inc.(b)	11,582	1,238,927
Snap-on, Inc.	10,903	4,474,700
Southwest Airlines Co.	32,263	1,450,867
SS&C Technologies Holdings, Inc.	49,159	3,787,701
Stanley Black & Decker, Inc.	83,421	7,889,958
Sunrun, Inc.(b)	31,386	307,897
Terex Corp.	24,416	1,534,301
Tetra Tech, Inc.	37,243	1,234,978
Textron, Inc.	53,020	4,520,485
Timken Co. (The)	19,070	2,623,079
Toro Co. (The)	23,408	2,150,493
Trane Technologies PLC	7,636	3,473,998
TransDigm Group, Inc.	3,230	4,051,647
TransUnion	23,842	1,874,458
TriNet Group, Inc.(c)	20,963	1,379,994
Uber Technologies, Inc.(b)	114,397	8,048,973
UFP Industries, Inc.(c)	26,952	2,337,816
U-Haul Holding Co., Series N	34,723	2,172,965
Union Pacific Corp.	115,131	33,633,219
United Airlines Holdings, Inc.(b)	12,615	1,530,578
United Parcel Service, Inc., Class B	243,115	25,337,445
United Rentals, Inc.	8,705	9,394,958
Valmont Industries, Inc.	3,161	1,522,654
Veralto Corp.	21,937	2,065,807
Verisk Analytics, Inc.	15,252	2,971,852
Vertiv Holdings Co., Class A	7,364	1,778,921
W.W. Grainger, Inc.	5,471	7,562,126
Waste Management, Inc.	47,420	10,743,001
Watsco, Inc.(c)	6,440	1,991,892
Werner Enterprises, Inc.	44,315	1,658,267
WESCO International, Inc.	14,017	4,814,699
Westinghouse Air Brake Technologies Corp.	24,803	7,214,201
WillScot Holdings Corp.(c)	79,357	1,926,788
Woodward, Inc.	5,399	1,947,689
XPO, Inc.(b)	7,079	1,422,667
Xylem, Inc.	32,016	3,744,912
		939,371,648
Information Technology-19.66%
Accenture PLC, Class A	145,014	24,060,723
Adobe, Inc.(b)	84,749	21,221,997
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1000 ETF (PRF)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Information Technology-(continued)
Advanced Micro Devices, Inc.(b)	90,634	$43,155,379
Akamai Technologies, Inc.(b)	35,933	4,138,763
Amdocs Ltd.(c)	53,647	2,989,211
Amkor Technology, Inc.	33,578	1,674,535
Amphenol Corp., Class A	49,539	7,960,917
Analog Devices, Inc.	64,396	23,659,734
Apple, Inc.	1,377,910	425,650,178
Applied Materials, Inc.	87,479	44,410,464
Arista Networks, Inc.(b)	29,438	5,309,143
Arrow Electronics, Inc.(b)(c)	36,035	7,804,100
Autodesk, Inc.(b)	17,013	3,984,445
Avnet, Inc.	66,017	5,864,950
Broadcom, Inc.	141,294	55,002,928
Cadence Design Systems, Inc.(b)	14,939	5,079,559
CDW Corp.	33,964	5,020,219
Ciena Corp.(b)	14,610	5,508,701
Cirrus Logic, Inc.(b)	13,361	1,728,245
Cisco Systems, Inc.	715,860	83,032,601
Cognex Corp.	26,712	1,742,691
Cognizant Technology Solutions Corp., Class A	208,385	11,534,110
Coherent Corp.(b)	11,458	3,012,194
Corning, Inc.	85,989	11,887,979
CrowdStrike Holdings, Inc., Class A(b)	10,888	2,078,084
Datadog, Inc., Class A(b)	7,827	2,097,401
Dell Technologies, Inc., Class C	38,747	15,706,871
Diodes, Inc.(b)	17,913	1,474,598
DocuSign, Inc.(b)	13,114	719,041
Dolby Laboratories, Inc., Class A	20,164	1,185,845
Dropbox, Inc., Class A(b)	69,596	2,266,046
DXC Technology Co.(b)(c)	148,578	1,670,017
Enphase Energy, Inc.(b)(c)	33,467	1,256,351
Entegris, Inc.	17,113	2,037,303
EPAM Systems, Inc.(b)	14,785	1,560,705
Everforth, Inc.(b)	38,736	1,101,652
Everpure, Inc., Class A(b)	19,273	1,487,297
F5, Inc.(b)	9,076	3,653,725
Fair Isaac Corp.(b)	1,138	1,277,940
First Solar, Inc.(b)	10,762	2,271,105
Flex Ltd.(b)	54,725	6,224,969
Fortinet, Inc.(b)	38,987	6,313,945
Gartner, Inc.(b)	15,371	2,321,328
Gen Digital, Inc.	127,187	3,491,283
GoDaddy, Inc., Class A(b)	30,943	2,560,224
Hewlett Packard Enterprise Co.	629,098	30,133,794
HP, Inc.(c)	684,169	18,657,289
HubSpot, Inc.(b)(c)	2,715	644,432
Insight Enterprises, Inc.(b)	19,367	2,496,987
Intel Corp.(b)	1,930,183	174,102,507
International Business Machines Corp.	146,272	32,713,733
Intuit, Inc.	27,762	8,774,735
Jabil, Inc.	18,596	5,858,670
Keysight Technologies, Inc.(b)	22,129	7,060,921
KLA Corp.	77,433	14,156,301
Kyndryl Holdings, Inc.(b)(c)	145,765	1,975,116
Lam Research Corp.	96,568	28,296,355
Littelfuse, Inc.	4,416	1,952,446
Lumentum Holdings, Inc.(b)	5,647	4,031,619
Marvell Technology, Inc.	68,064	12,766,084
Microchip Technology, Inc.	101,072	7,508,639
Micron Technology, Inc.	105,195	86,578,641
Microsoft Corp.	555,408	258,109,206
	Shares	Value
Information Technology-(continued)
MKS, Inc.	10,137	$3,015,251
MongoDB, Inc.(b)	1,705	575,403
Monolithic Power Systems, Inc.	1,573	2,243,145
Motorola Solutions, Inc.	12,333	5,374,105
NetApp, Inc.	46,109	8,230,457
NetScout Systems, Inc.(b)	32,249	1,311,567
NVIDIA Corp.	291,003	58,418,852
Okta, Inc.(b)	20,404	2,895,940
ON Semiconductor Corp.(b)	82,631	6,743,516
Oracle Corp.	166,514	21,625,173
Palantir Technologies, Inc., Class A(b)	9,701	1,193,805
Palo Alto Networks, Inc.(b)	21,871	7,257,454
Plexus Corp.(b)	6,085	1,529,404
PTC, Inc.(b)	8,812	1,209,006
Qnity Electronics, Inc.	66,177	8,681,099
Qorvo, Inc.(b)	49,572	4,489,736
QUALCOMM, Inc.	226,469	33,429,089
Ralliant Corp.	22,155	1,448,272
Roper Technologies, Inc.	16,335	6,402,830
Salesforce, Inc.	137,510	25,304,590
Sandisk Corp.(b)	2,633	3,198,647
Sanmina Corp.(b)	14,184	2,631,983
Seagate Technology Holdings PLC	23,357	19,996,628
ServiceNow, Inc.(b)	41,323	4,596,357
Silicon Laboratories, Inc.(b)	8,017	1,743,698
Skyworks Solutions, Inc.(c)	71,212	4,435,083
Snowflake, Inc., Class A(b)	9,324	2,734,543
Strategy, Inc., Class A(b)	8,830	823,662
Super Micro Computer, Inc.(b)(c)	57,348	1,628,683
Synaptics, Inc.(b)(c)	12,371	1,327,656
Synopsys, Inc.(b)	12,024	4,674,450
TD SYNNEX Corp.	32,835	8,395,909
TE Connectivity PLC (China)	45,295	9,316,729
Teledyne Technologies, Inc.(b)	5,924	3,883,597
Teradata Corp.(b)(c)	47,037	1,457,677
Teradyne, Inc.	17,802	6,545,617
Texas Instruments, Inc.	125,242	34,534,229
Trimble, Inc.(b)	44,209	2,501,345
Twilio, Inc., Class A(b)	23,964	4,729,295
Tyler Technologies, Inc.(b)	3,047	943,351
Unity Software, Inc.(b)(c)	62,098	1,969,128
VeriSign, Inc.	5,291	1,534,496
Viasat, Inc.(b)(c)	39,607	3,046,967
Vishay Intertechnology, Inc.(c)	80,799	2,764,942
Vistance Networks, Inc.(b)(c)	79,974	938,895
Vontier Corp.	33,489	1,076,002
Western Digital Corp.	34,048	18,550,712
Workday, Inc., Class A(b)	24,945	3,999,681
Xerox Holdings Corp., Class C(c)	260,571	768,684
Zebra Technologies Corp., Class A(b)	12,007	3,527,897
Zoom Communications, Inc., Class A(b)	37,304	3,583,795
		1,927,246,003
Materials-3.36%
Air Products and Chemicals, Inc.	35,242	10,392,513
Albemarle Corp.	28,529	3,356,152
Alcoa Corp.	76,976	3,483,934
Alpha Metallurgical Resources, Inc.(b)(c)	8,774	1,203,442
Amcor PLC(c)	150,641	6,760,768
AptarGroup, Inc.	13,170	1,764,253
Ashland, Inc.(c)	36,315	2,636,832
Avery Dennison Corp.	17,387	2,951,096
Avient Corp.	37,436	1,359,676
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1000 ETF (PRF)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Materials-(continued)
Axalta Coating Systems Ltd.(b)(c)	50,452	$1,806,686
Ball Corp.	84,475	5,482,427
Cabot Corp.(c)	16,839	1,482,169
Celanese Corp.(c)	98,204	4,391,683
CF Industries Holdings, Inc.	57,344	7,178,895
Chemours Co. (The)(c)	112,063	1,861,366
Cleveland-Cliffs, Inc.(b)(c)	457,610	5,271,667
Commercial Metals Co.	46,241	3,177,682
Corteva, Inc.	176,169	13,866,262
CRH PLC	130,177	12,368,117
Crown Holdings, Inc.	26,826	3,161,444
Dow, Inc.	740,731	22,436,742
Eagle Materials, Inc.(c)	7,942	1,627,633
Eastman Chemical Co.	81,979	5,734,431
Ecolab, Inc.	23,112	6,416,585
Element Solutions, Inc.	43,456	1,596,139
FMC Corp.(c)	188,757	2,021,587
Freeport-McMoRan, Inc.	226,833	14,206,551
Graphic Packaging Holding Co.(c)	179,922	1,930,563
H.B. Fuller Co.	18,781	1,038,589
Huntsman Corp.	291,320	2,843,283
International Flavors & Fragrances, Inc.	95,704	7,581,671
International Paper Co.	198,664	8,111,451
James Hardie Industries PLC, ADR(b)(c)	47,985	1,261,526
Linde PLC	54,594	26,116,678
LyondellBasell Industries N.V., Class A	223,671	13,885,496
Martin Marietta Materials, Inc.	6,557	3,443,343
Mosaic Co. (The)	303,888	6,722,003
NewMarket Corp.	1,762	1,497,982
Newmont Corp.	137,259	12,862,541
Nucor Corp.	108,827	28,000,099
O-I Glass, Inc.(b)	93,430	668,025
Olin Corp.(c)	156,274	2,892,632
Packaging Corp. of America	19,668	4,835,181
PPG Industries, Inc.	62,122	6,865,723
Reliance, Inc.	22,606	9,180,297
Royal Gold, Inc.	4,721	936,410
RPM International, Inc.	23,446	2,510,363
Sherwin-Williams Co. (The)	15,698	5,350,663
Silgan Holdings, Inc.(c)	29,986	1,198,840
Smurfit WestRock PLC	78,534	3,610,208
Solstice Advanced Materials, Inc.	34,153	2,054,986
Sonoco Products Co.	47,140	2,656,810
Southern Copper Corp. (Mexico)	8,719	1,593,048
Steel Dynamics, Inc.	54,851	13,781,862
Sylvamo Corp.	19,912	744,908
Tronox Holdings PLC, Class A	181,619	1,060,655
Vulcan Materials Co.	13,424	3,605,284
Warrior Met Coal, Inc.	14,427	1,145,648
Westlake Corp.(c)	19,107	1,347,043
		329,330,543
Real Estate-2.45%
Agree Realty Corp.	16,392	1,275,298
Alexandria Real Estate Equities, Inc.	103,988	5,350,183
American Homes 4 Rent, Class A	58,710	1,962,088
American Tower Corp.	51,665	8,956,644
Americold Realty Trust, Inc.(c)	135,842	1,914,014
Apple Hospitality REIT, Inc.	91,212	1,505,910
AvalonBay Communities, Inc.	26,970	5,005,902
Brixmor Property Group, Inc.	58,787	1,852,378
BXP, Inc.	55,528	3,893,623
Camden Property Trust	21,972	2,434,717
	Shares	Value
Real Estate-(continued)
CBRE Group, Inc., Class A(b)	55,576	$8,159,113
CoStar Group, Inc.(b)	44,598	1,282,638
Cousins Properties, Inc.	61,724	1,947,392
Crown Castle, Inc.	81,597	6,225,851
CubeSmart	38,335	1,589,369
Cushman & Wakefield Ltd.(b)	112,944	1,515,708
Digital Realty Trust, Inc.	47,840	9,018,797
Douglas Emmett, Inc.(c)	90,973	1,075,301
EastGroup Properties, Inc.	5,620	1,174,636
EPR Properties	18,072	1,121,729
Equinix, Inc.	7,827	7,977,905
Equity LifeStyle Properties, Inc.	20,329	1,322,808
Equity Residential	85,497	5,681,276
Essex Property Trust, Inc.	11,266	3,201,121
Extra Space Storage, Inc.	31,196	4,618,256
Federal Realty Investment Trust	16,544	2,052,945
First Industrial Realty Trust, Inc.	18,960	1,248,326
Gaming and Leisure Properties, Inc.	44,614	1,998,261
Healthcare Realty Trust, Inc.	117,911	2,477,310
Healthpeak Properties, Inc.	199,072	4,345,742
Highwoods Properties, Inc.(c)	47,482	1,573,079
Host Hotels & Resorts, Inc.	182,380	4,583,209
Hudson Pacific Properties, Inc.(b)(c)	69,624	958,722
Invitation Homes, Inc.	121,014	3,596,536
Iron Mountain, Inc.	27,634	3,380,191
JBG SMITH Properties(c)	45,637	641,200
Jones Lang LaSalle, Inc.(b)	14,680	5,211,840
Kilroy Realty Corp.	52,737	2,047,250
Kimco Realty Corp.	146,102	3,722,679
Kite Realty Group Trust	47,278	1,353,096
Lamar Advertising Co., Class A	11,997	1,919,040
Macerich Co. (The)(c)	61,027	1,576,938
Medical Properties Trust, Inc.(c)	410,640	1,901,263
Mid-America Apartment Communities, Inc.	23,926	3,166,367
NNN REIT, Inc.	36,602	1,739,327
Omega Healthcare Investors, Inc.	38,887	1,968,849
Park Hotels & Resorts, Inc.	154,157	2,321,604
Prologis, Inc.	127,337	18,414,204
Public Storage	16,064	5,207,467
Rayonier, Inc.(c)	77,968	1,698,143
Realty Income Corp.	147,366	9,412,266
Regency Centers Corp.	33,354	2,677,993
Rexford Industrial Realty, Inc.	50,293	1,899,567
Sabra Health Care REIT, Inc.(c)	58,027	1,228,432
SBA Communications Corp., Class A	11,447	2,071,678
Simon Property Group, Inc.	31,699	7,270,800
SL Green Realty Corp.(c)	33,933	1,796,074
STAG Industrial, Inc.	34,996	1,338,947
Sun Communities, Inc.	23,734	2,930,674
UDR, Inc.	63,764	2,433,234
Ventas, Inc.	63,602	5,947,423
VICI Properties, Inc.	220,111	5,799,925
Vornado Realty Trust(c)	55,679	2,193,196
W.P. Carey, Inc.	43,636	3,211,610
Welltower, Inc.	48,910	11,466,460
Weyerhaeuser Co.	319,057	7,985,997
Zillow Group, Inc., Class C(b)(c)	36,577	1,245,813
		240,076,334
Utilities-3.03%
AES Corp. (The)	259,314	3,806,730
Alliant Energy Corp.	49,413	3,497,452
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1000 ETF (PRF)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Utilities-(continued)
Ameren Corp.	51,689	$5,665,631
American Electric Power Co., Inc.	108,321	13,848,840
American Water Works Co., Inc.	31,754	4,260,434
Atmos Energy Corp.	23,192	4,007,114
Avista Corp.	28,383	1,148,092
Black Hills Corp.	21,914	1,560,496
CenterPoint Energy, Inc.	122,868	5,165,371
CMS Energy Corp.	59,600	4,290,604
Consolidated Edison, Inc.	95,935	10,442,525
Constellation Energy Corp.	20,672	5,431,568
Dominion Energy, Inc.	247,562	17,123,864
DTE Energy Co.	41,249	5,851,996
Duke Energy Corp.	197,917	24,824,729
Edison International	142,464	10,452,584
Entergy Corp.	77,932	8,387,042
Essential Utilities, Inc.	60,285	2,402,357
Evergy, Inc.	64,508	5,354,809
Eversource Energy	105,204	7,531,554
Exelon Corp.	284,165	13,020,440
FirstEnergy Corp.	140,800	6,802,048
Hawaiian Electric Industries, Inc.(b)(c)	84,893	1,096,818
IDACORP, Inc.	9,926	1,418,525
National Fuel Gas Co.	19,220	1,581,998
New Jersey Resources Corp.	22,887	1,324,928
NextEra Energy, Inc.	276,174	24,005,044
NiSource, Inc.	84,962	3,774,862
NorthWestern Energy Group, Inc.	18,465	1,269,284
NRG Energy, Inc.	23,563	3,164,275
OGE Energy Corp.	53,691	2,542,269
ONE Gas, Inc.	16,389	1,272,606
PG&E Corp.	574,995	9,993,413
Pinnacle West Capital Corp.	34,049	3,438,608
Portland General Electric Co.(c)	34,866	1,719,940
PPL Corp.	194,761	6,857,535
Public Service Enterprise Group, Inc.	102,204	7,837,003
Sempra	135,562	12,004,015
Southern Co. (The)	212,446	20,084,645
Southwest Gas Holdings, Inc.	19,353	1,730,158
	Shares	Value
Utilities-(continued)
Spire, Inc.	15,434	$1,232,559
Talen Energy Corp.(b)	2,176	727,002
TXNM Energy, Inc.	20,716	1,199,871
UGI Corp.(c)	90,751	3,277,926
Vistra Corp.	34,123	5,056,687
WEC Energy Group, Inc.	59,782	6,541,346
Xcel Energy, Inc.	118,840	9,293,288
		297,320,885
Total Common Stocks & Other Equity Interests (Cost $6,719,334,323)		9,792,880,643
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(f) (Cost $8,047,979)	8,047,979	8,047,979
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $6,727,382,302)		9,800,928,622
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.98%
Invesco Private Government Fund, 3.69%(d)(f)(g)	79,501,761	79,501,761
Invesco Private Prime Fund, 3.82%(d)(f)(g)	211,840,610	211,861,794
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $291,362,555)		291,363,555
TOTAL INVESTMENTS IN SECURITIES-102.96% (Cost $7,018,744,857)		10,092,292,177
OTHER ASSETS LESS LIABILITIES-(2.96)%		(289,714,405)
NET ASSETS-100.00%		$9,802,577,772

Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2026	Dividend Income
Invesco Ltd.	$4,534,199	$50,217	$(549,635)	$425,664	$136,376	$4,596,821	$36,228
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	2,990,078	57,541,911	(52,484,010)	-	-	8,047,979	60,417
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1000 ETF (PRF)—(continued)
July 31, 2026
(Unaudited)
	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$98,554,951	$137,928,187	$(156,981,377)	$-	$-	$79,501,761	$807,976 *
Invesco Private Prime Fund	279,446,060	294,363,437	(361,956,804)	7,435	1,666	211,861,794	2,196,686 *
Total	$385,525,288	$489,883,752	$(571,971,826)	$433,099	$138,042	$304,008,355	$3,101,307

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco RAFI US 1500 Small-Mid ETF (PRFZ)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-3.29%
Advantage Solutions, Inc.(b)(c)	2,443	$95,863
AMC Entertainment Holdings, Inc.(b)	120,933	341,031
AMC Global Media, Inc., Class A(b)(c)	60,195	674,184
Angi, Inc.(b)(c)	88,463	501,585
AppLovin Corp., Class A(b)	6,092	2,411,823
Array Digital Infrastructure, Inc.(c)	30,620	1,066,801
AST SpaceMobile, Inc.(b)(c)	3,019	178,061
Atlanta Braves Holdings, Inc., Series C(b)(c)	18,471	938,881
ATN International, Inc.	8,211	195,504
Bandwidth, Inc., Class A(b)(c)	32,896	1,287,549
Boston Omaha Corp., Class A(b)(c)	11,350	160,943
Bumble, Inc., Class A(b)(c)	355,215	1,012,363
Cable One, Inc.(b)(c)	22,436	897,216
Cardlytics, Inc.(b)	15,557	58,183
CarGurus, Inc.(b)(c)	123,051	4,459,368
Cars.com, Inc.(b)(c)	116,529	1,380,869
Cinemark Holdings, Inc.(c)	83,880	3,069,169
Clear Channel Outdoor Holdings, Inc.(b)	327,925	793,579
Cogent Communications Holdings, Inc.(c)	130,358	1,759,833
DHI Group, Inc.(b)	18,409	77,502
DoubleVerify Holdings, Inc.(b)	244,758	2,753,527
E.W. Scripps Co. (The), Class A(b)(c)	97,442	273,812
Entravision Communications Corp., Class A(c)	32,079	359,926
EverQuote, Inc., Class A(b)(c)	35,706	900,505
FuboTV, Inc., Class A(b)(c)	68,020	601,977
GCI Liberty, Inc., Class C(b)(c)	32,388	750,430
Getty Images Holdings, Inc.(b)(c)	154,853	57,605
Gogo, Inc.(b)(c)	103,464	432,480
Gray Media, Inc.(c)	183,273	740,423
Ibotta, Inc., Class A(b)(c)	11,116	266,784
IDT Corp., Class B(c)	20,599	1,356,650
iHeartMedia, Inc., Class A(b)(c)	94,565	339,488
IHS Holding Ltd. (Nigeria)(b)(c)	123,383	1,011,741
Iridium Communications, Inc.	224,991	10,651,074
John Wiley & Sons, Inc., Class A(c)	68,617	3,581,807
Live Nation Entertainment, Inc.(b)(c)	13,195	2,297,645
Madison Square Garden Entertainment Corp.(b)(c)	3,419	264,152
Madison Square Garden Sports Corp., Class A(b)	2,522	992,861
Magnite, Inc.(b)(c)	138,526	2,673,552
Marcus Corp. (The)	29,974	872,243
National CineMedia, Inc.(c)	64,250	257,643
Nextdoor Holdings, Inc.(b)	354,826	787,714
NIQ Global Intelligence PLC(b)(c)	44,342	495,300
Playstudios, Inc.(b)	57,643	34,897
PubMatic, Inc., Class A(b)(c)	78,286	986,404
QuinStreet, Inc.(b)(c)	86,483	1,340,486
Reddit, Inc., Class A(b)(c)	17,782	2,501,394
Roblox Corp., Class A(b)(c)	88,492	3,150,315
Scholastic Corp.(c)	54,871	2,230,506
Shenandoah Telecommunications Co.(c)	40,992	491,494
Shutterstock, Inc.	35,694	192,748
Sinclair, Inc.(c)	55,273	759,451
Sphere Entertainment Co.(b)(c)	32,451	4,648,606
Spok Holdings, Inc.	19,231	209,618
Stagwell, Inc.(b)(c)	203,987	1,723,690
Starz Entertainment Corp.(b)	8,119	211,256
TechTarget, Inc.(b)(c)	28,979	130,116
	Shares	Value
Communication Services-(continued)
TKO Group Holdings, Inc.(c)	19,232	$3,496,570
TripAdvisor, Inc.(b)(c)	303,178	4,294,516
Trump Media & Technology Group Corp.(b)	30,981	305,473
Uniti Group, Inc.(b)(c)	312,539	3,037,879
USA TODAY Co., Inc.(b)(c)	226,044	1,964,322
Warner Music Group Corp., Class A(c)	80,083	2,078,955
Webtoon Entertainment, Inc. (South Korea)(b)(c)	47,641	434,486
ZipRecruiter, Inc., Class A(b)(c)	148,524	585,185
ZoomInfo Technologies, Inc., Class A(b)	644,541	2,126,985
		91,014,998
Consumer Discretionary-11.14%
1-800-Flowers.com, Inc., Class A(b)(c)	98,568	384,415
Accel Entertainment, Inc.(b)(c)	45,555	547,571
Acushnet Holdings Corp.(c)	43,665	4,421,955
American Outdoor Brands, Inc.(b)(c)	8,858	109,485
American Public Education, Inc.(b)	24,939	1,209,791
America’s Car-Mart, Inc.(b)(c)	16,258	51,863
Arhaus, Inc.(c)	74,548	552,401
Arko Corp.	73,041	583,598
Bally’s Corp.(b)(c)	5,496	76,559
Barnes & Noble Education, Inc.(c)	46,863	582,976
Bassett Furniture Industries, Inc.	3,946	74,856
Beazer Homes USA, Inc.(b)(c)	54,178	1,739,114
Biglari Holdings, Inc., Class B(b)(c)	1,472	585,105
Birkenstock Holding PLC (Germany)(b)(c)	38,005	1,471,554
BJ’s Restaurants, Inc.(b)(c)	44,772	3,027,035
Bloomin’ Brands, Inc.(c)	330,995	2,866,417
Boot Barn Holdings, Inc.(b)	22,949	3,419,171
Bright Horizons Family Solutions, Inc.(b)	53,461	3,984,983
Brinker International, Inc.(b)(c)	13,458	2,875,975
Buckle, Inc. (The)	64,729	2,833,188
Build-A-Bear Workshop, Inc.(c)	25,126	852,274
Caleres, Inc.(c)	106,001	1,361,053
Callaway Golf Co.(b)(c)	378,282	6,983,086
Camping World Holdings, Inc., Class A(c)	181,847	1,125,633
Carriage Services, Inc.(c)	12,842	518,432
Carvana Co.(b)(c)	19,851	1,237,908
Cava Group, Inc.(b)(c)	16,431	1,071,794
Cavco Industries, Inc.(b)	12,303	6,730,110
Champion Homes, Inc.(b)	79,683	6,343,564
Cheesecake Factory, Inc. (The)	45,902	4,655,381
Chegg, Inc.(b)	192,976	189,695
Chewy, Inc., Class A(b)(c)	65,388	1,477,769
Children’s Place, Inc. (The)(b)(c)	47,396	115,646
Choice Hotels International, Inc.(c)	25,149	2,803,862
Churchill Downs, Inc.(c)	62,050	5,230,815
Citi Trends, Inc.(b)	10,845	723,036
Clarus Corp.(c)	24,860	79,801
Cooper-Standard Holdings, Inc.(b)	26,564	782,841
Coursera, Inc.(b)(c)	415,415	2,205,854
Covista, Inc.(b)	52,389	6,540,767
Cracker Barrel Old Country Store, Inc.(c)	145,428	8,200,685
Cricut, Inc., Class A(c)	78,351	367,466
Dauch Corp. (Mexico)(b)	569,240	3,216,206
Dave & Buster’s Entertainment, Inc.(b)(c)	160,854	1,743,657
Designer Brands, Inc., Class A(c)	131,215	792,539
Destination XL Group, Inc.(b)	28,257	15,928
Dillard’s, Inc., Class A(c)	7,436	4,374,896
Dine Brands Global, Inc.(c)	57,006	2,048,796
Dorman Products, Inc.(b)(c)	28,509	3,796,258
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
DraftKings, Inc., Class A(b)(c)	170,866	$4,011,934
Dream Finders Homes, Inc., Class A(b)(c)	56,601	723,927
Driven Brands Holdings, Inc.(b)(c)	76,390	1,090,085
Duolingo, Inc.(b)(c)	13,948	1,880,330
Dutch Bros, Inc., Class A(b)(c)	14,240	937,419
El Pollo Loco Holdings, Inc.(b)	37,394	615,505
Escalade, Inc.	3,196	63,473
Ethan Allen Interiors, Inc.(c)	41,285	924,784
Figs, Inc., Class A(b)(c)	105,483	1,128,668
First Watch Restaurant Group, Inc.(b)(c)	87,393	1,123,000
Flexsteel Industries, Inc.(c)	4,378	324,103
Fossil Group, Inc.(b)(c)	38,231	189,243
Fox Factory Holding Corp.(b)(c)	82,184	1,479,312
Frontdoor, Inc.(b)	51,569	3,745,456
Funko, Inc., Class A(b)(c)	123,908	722,384
GameStop Corp., Class A(b)(c)	161,746	3,513,123
Genesco, Inc.(b)(c)	27,527	1,052,082
Genius Sports Ltd. (United Kingdom)(b)(c)	175,459	1,215,931
Gentherm, Inc.(b)(c)	32,089	1,302,172
GigaCloud Technology, Inc., Class A(b)(c)	29,555	1,292,736
G-III Apparel Group Ltd.(c)	64,816	2,359,951
Global Business Travel Group, Inc.(b)(c)	90,904	858,134
Gold com, Inc.(c)	64,664	2,674,503
GoPro, Inc., Class A(b)	749,273	561,205
Green Brick Partners, Inc.(b)(c)	31,497	2,227,783
Groupon, Inc.(b)(c)	11,731	323,541
H&R Block, Inc.(c)	162,411	7,150,956
Hamilton Beach Brands Holding Co., Class A(c)	5,716	131,411
Haverty Furniture Cos., Inc.(c)	15,481	381,452
Hilton Grand Vacations, Inc.(b)(c)	124,320	5,736,125
Holley, Inc.(b)	84,177	224,753
Hooker Furnishings Corp.(c)	7,852	109,692
Hovnanian Enterprises, Inc., Class A(b)	14,209	1,760,495
Hyatt Hotels Corp., Class A(c)	32,306	5,623,182
Installed Building Products, Inc.(c)	18,194	4,056,170
Jack in the Box, Inc.(b)(c)	128,835	2,109,029
JAKKS Pacific, Inc.(c)	16,034	422,175
Johnson Outdoors, Inc., Class A	8,125	381,144
KinderCare Learning Cos., Inc.(b)(c)	101,006	540,382
Kontoor Brands, Inc.(c)	72,144	6,041,339
Krispy Kreme, Inc.(b)(c)	409,130	1,301,033
Lakeland Industries, Inc.(c)	13,836	157,730
Lands’ End, Inc.(b)(c)	36,168	434,739
Latham Group, Inc.(b)(c)	72,912	390,808
La-Z-Boy, Inc.	59,771	2,353,782
Legacy Housing Corp.(b)(c)	12,269	322,184
Leslie’s, Inc.(b)	11,911	11,327
Levi Strauss & Co., Class A	157,997	3,874,086
Life Time Group Holdings, Inc.(b)(c)	83,643	3,772,299
Lincoln Educational Services Corp.(b)(c)	22,264	931,080
Lovesac Co. (The)(b)(c)	54,063	869,874
Lucid Group, Inc.(b)(c)	400,492	2,955,631
Malibu Boats, Inc., Class A(b)(c)	28,898	796,718
MarineMax, Inc.(b)(c)	46,552	1,604,647
MasterCraft Boat Holdings, Inc.(b)(c)	15,774	377,314
Matthews International Corp., Class A	29,629	822,205
McGraw Hill, Inc.(b)	22,174	243,027
Monarch Casino & Resort, Inc.	13,010	1,596,977
Monro, Inc.(c)	114,619	1,404,083
Motorcar Parts of America, Inc.(b)(c)	17,698	237,153
Movado Group, Inc.	20,060	765,891
	Shares	Value
Consumer Discretionary-(continued)
National Vision Holdings, Inc.(b)(c)	174,663	$3,849,572
Norwegian Cruise Line Holdings Ltd.(b)	116,315	2,155,317
OneSpaWorld Holdings Ltd. (Bahamas)(c)	29,935	771,126
OneWater Marine, Inc., Class A(b)(c)	19,216	235,396
Outdoor Holding Co.(b)	70,950	151,833
Oxford Industries, Inc.(c)	50,205	1,903,774
Papa John’s International, Inc.(c)	62,740	1,875,926
Patrick Industries, Inc.(c)	49,860	4,115,943
Peloton Interactive, Inc., Class A(b)(c)	581,729	3,717,248
Perdoceo Education Corp.	80,864	2,572,284
Petco Health & Wellness Co., Inc.(b)(c)	338,864	945,431
Planet Fitness, Inc., Class A(b)(c)	41,127	2,299,411
Portillo’s, Inc., Class A(b)(c)	240,998	1,101,361
Pursuit Attractions and Hospitality, Inc.(b)(c)	14,317	723,438
QuantumScape Corp.(b)(c)	246,547	1,286,975
RCI Hospitality Holdings, Inc.(c)	10,728	269,166
Red Rock Resorts, Inc., Class A(c)	59,615	3,841,591
Revolve Group, Inc.(b)	62,210	1,562,093
Rocky Brands, Inc.	8,473	413,821
Sabre Corp.(b)(c)	332,882	615,832
Sally Beauty Holdings, Inc.(b)(c)	245,279	3,671,827
Savers Value Village, Inc.(b)(c)	58,118	596,291
Shake Shack, Inc., Class A(b)(c)	16,394	1,028,723
SharkNinja, Inc.(b)(c)	59,251	9,585,034
Shoe Carnival, Inc.(c)	57,326	871,355
Six Flags Entertainment Corp.(b)(c)	223,914	3,880,430
Smith & Wesson Brands, Inc., Class B(c)	89,462	1,301,672
Solid Power, Inc.(b)(c)	177,053	364,729
Sonic Automotive, Inc., Class A	31,120	2,849,970
Sonos, Inc.(b)(c)	223,215	3,272,332
Standard Motor Products, Inc.	19,636	750,684
Stitch Fix, Inc., Class A(b)(c)	293,530	1,179,991
Stoneridge, Inc.(b)	14,124	97,597
Strategic Education, Inc.(c)	27,438	2,249,916
Strattec Security Corp.(b)(c)	9,821	863,168
Stride, Inc.(b)(c)	49,604	3,982,705
Sturm, Ruger & Co., Inc.(c)	25,343	941,999
Super Group (SGHC) Ltd. (Guernsey)(c)	55,584	778,176
Superior Group of Cos., Inc.(c)	6,731	79,762
Sweetgreen, Inc., Class A(b)(c)	131,075	845,434
Target Hospitality Corp.(b)(c)	45,919	697,969
ThredUp, Inc., Class A(b)(c)	44,260	255,823
Traeger, Inc.(b)	483	30,984
United Parks & Resorts, Inc.(b)(c)	84,011	3,749,411
Universal Electronics, Inc.(b)	7,616	34,881
Universal Technical Institute, Inc.(b)(c)	8,934	351,196
Viking Holdings Ltd.(b)	3,351	349,677
Warby Parker, Inc., Class A(b)(c)	33,983	907,006
Wayfair, Inc., Class A(b)	36,988	3,140,281
Wendy’s Co. (The)(c)	712,504	5,244,029
Weyco Group, Inc.	1,632	63,648
Wingstop, Inc.(c)	11,385	1,474,244
Winmark Corp.	1,274	424,879
Wolverine World Wide, Inc.(c)	174,654	3,437,191
WW International, Inc.(b)(c)	18,987	272,653
Wynn Resorts Ltd.(c)	37,371	3,711,314
XPEL, Inc.(b)(c)(d)	18,231	808,909
YETI Holdings, Inc.(b)(c)	111,662	5,464,738
Zumiez, Inc.(b)(c)	26,641	524,028
		307,757,635
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Consumer Staples-2.74%
Alico, Inc.(c)	4,504	$170,071
B&G Foods, Inc.(c)	319,664	1,128,414
BellRing Brands, Inc.(b)(c)	71,229	882,527
Beyond Meat, Inc.(b)(c)	523,153	296,105
Boston Beer Co., Inc. (The), Class A(b)(c)	21,749	3,984,417
Celsius Holdings, Inc.(b)(c)	16,471	481,118
Central Garden & Pet Co., Class A(b)	58,189	2,205,945
Chefs’ Warehouse, Inc. (The)(b)(c)	34,853	4,020,294
Coca-Cola Consolidated, Inc.	19,391	3,643,569
Coty, Inc., Class A(b)(c)	1,012,374	2,784,028
Dole PLC	50,204	709,885
e.l.f. Beauty, Inc.(b)(c)	29,029	2,406,214
Edgewell Personal Care Co.(c)	95,744	2,603,279
Energizer Holdings, Inc.(c)	149,995	3,145,395
Freshpet, Inc.(b)(c)	39,413	2,346,650
Grocery Outlet Holding Corp.(b)(c)	335,377	3,082,115
Herbalife Ltd.(b)(c)	203,609	2,528,824
Honest Co., Inc. (The)(b)(c)	210,566	768,566
Interparfums, Inc.	22,070	2,748,819
J&J Snack Foods Corp.(c)	29,415	2,250,248
John B. Sanfilippo & Son, Inc.(c)	10,077	833,973
Lifevantage Corp.(c)	8,847	56,886
Limoneira Co.(c)	9,679	125,537
Marzetti Co. (The)(c)	25,924	2,770,498
Medifast, Inc.(b)(c)	13,215	129,903
MGP Ingredients, Inc.(c)	39,410	697,557
Mission Produce, Inc.(b)(c)	99,068	1,249,247
National Beverage Corp.(c)	32,541	1,029,597
Natural Grocers by Vitamin Cottage, Inc.(c)	23,867	765,176
Nature’s Sunshine Products, Inc.(b)(c)	12,881	259,552
Oil-Dri Corp.of America	8,716	864,714
Pilgrim’s Pride Corp.(c)	107,965	2,953,922
Reynolds Consumer Products, Inc.(c)	126,486	3,154,561
Seaboard Corp.	792	3,495,302
Seneca Foods Corp., Class A(b)	10,074	1,667,146
Simply Good Foods Co. (The)(b)(c)	231,912	2,360,864
Smithfield Foods, Inc.	64,737	1,685,751
Tootsie Roll Industries, Inc.(c)	19,156	747,467
Turning Point Brands, Inc.(c)	11,198	835,483
USANA Health Sciences, Inc.(b)	24,204	535,150
Utz Brands, Inc.(c)	112,444	1,587,709
Village Super Market, Inc., Class A(c)	6,700	294,398
Vita Coco Co., Inc. (The)(b)	19,275	1,270,994
Vital Farms, Inc.(b)(c)	42,064	535,475
WD-40 Co.	10,537	2,393,374
Weis Markets, Inc.	16,981	1,308,386
		75,795,105
Energy-5.34%
Amplify Energy Corp., Class C(b)(c)	122,964	480,789
Archrock, Inc.	181,990	6,507,962
Ardmore Shipping Corp. (Ireland)(c)	44,040	765,856
Atlas Energy Solutions, Inc.(c)	149,144	1,609,264
BKV Corp. (Thailand)(b)(c)	34,391	841,204
Borr Drilling Ltd. (Mexico)(b)(c)	135,524	546,162
Bristow Group, Inc.(c)	25,738	1,166,446
Cactus, Inc., Class A	64,695	4,205,822
Calumet, Inc.(b)(c)	36,646	1,619,387
Centrus Energy Corp., Class A(b)(c)	1,269	224,524
Clean Energy Fuels Corp.(b)	215,714	418,485
Comstock Resources, Inc.(b)(c)	125,855	1,668,837
Core Laboratories, Inc.	56,798	604,331
	Shares	Value
Energy-(continued)
Crescent Energy Co., Class A	801,014	$9,187,631
CVR Energy, Inc.	131,621	4,688,340
DHT Holdings, Inc.	126,888	2,356,310
Diversified Energy Co.(c)	55,190	742,857
DMC Global, Inc.(b)(c)	27,340	184,272
Dorian LPG Ltd.(c)	75,253	3,568,497
Evolution Petroleum Corp.(c)	39,883	146,769
Excelerate Energy, Inc., Class A	6,446	253,134
Expro Ltd.(b)(c)	157,399	2,510,514
Flowco Holdings, Inc.(c)	10,106	206,668
Forum Energy Technologies, Inc.(b)(c)	16,340	1,024,028
FutureFuel Corp.	34,628	171,409
Gevo, Inc.(b)(c)	358,454	530,512
Golar LNG Ltd. (Cameroon)	40,247	1,978,140
Granite Ridge Resources, Inc.(c)	89,368	424,498
Green Plains, Inc.(b)	220,564	3,716,503
Gulfport Energy Corp.(b)(c)	28,406	4,583,876
Helix Energy Solutions Group, Inc.(b)	231,357	2,200,205
HighPeak Energy, Inc.(c)	89,010	636,422
Innovex International, Inc.(b)	51,892	1,457,127
International Seaways, Inc.	75,171	7,229,947
Kinetik Holdings, Inc., Class A	18,969	959,262
Kodiak Gas Services, Inc.	64,557	3,790,141
Kosmos Energy Ltd. (Ghana)(b)	1,790,297	4,815,899
Nabors Industries Ltd.(b)(c)	53,897	4,617,356
NACCO Industries, Inc., Class A(c)	1,795	85,083
National Energy Services Reunited Corp.(b)	86,911	2,343,121
Natural Gas Services Group, Inc.(c)	10,825	396,628
Navigator Holdings Ltd.	51,281	1,146,130
New Fortress Energy, Inc.(b)(c)	1,389,022	447,960
Northern Oil and Gas, Inc.(c)	270,065	5,711,875
Oceaneering International, Inc.(b)(c)	101,547	4,953,463
Oil States International, Inc.(b)	110,799	898,580
Par Pacific Holdings, Inc.(b)	146,295	12,585,759
ProFrac Holding Corp., Class A(b)(c)	56,159	226,882
ProPetro Holding Corp.(b)(c)	298,548	3,313,883
Ranger Energy Services, Inc., Class A	26,198	420,478
REX American Resources Corp.(b)(c)	24,957	1,074,149
Riley Exploration Permian, Inc.	26,294	901,095
Ring Energy, Inc.(b)	435,520	540,045
RPC, Inc.(c)	269,991	1,514,650
SandRidge Energy, Inc.(c)	42,812	595,943
SEACOR Marine Holdings, Inc.(b)(c)	17,839	168,222
Select Water Solutions, Inc., Class A	146,989	2,722,236
Solaris Energy Infrastructure, Inc., Class B(c)	14,996	770,944
Summit Midstream Corp.(b)(c)	9,253	285,177
Talos Energy, Inc.(b)(c)	301,803	4,581,370
Teekay Corp. Ltd. (Bermuda)(c)	37,200	433,380
TETRA Technologies, Inc.(b)(c)	105,202	810,055
Texas Pacific Land Corp.(c)	14,887	5,993,208
Tidewater, Inc.(b)(c)	39,467	2,962,393
Uranium Energy Corp.(b)(c)	17,278	165,869
VAALCO Energy, Inc.(c)	144,008	767,563
Valaris Ltd.(b)	67,554	5,349,601
Venture Global, Inc., Class A(c)	38,975	521,486
Viper Energy, Inc., Class A	11,790	525,952
Vitesse Energy, Inc.(c)	53,567	835,645
W&T Offshore, Inc.(c)	251,797	903,951
		147,592,162
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Financials-16.15%
1st Source Corp.	14,109	$1,266,142
Acadian Asset Management, Inc.	34,376	2,973,180
ACNB Corp.(c)	4,780	308,214
Adamas Trust, Inc.(c)	91,615	830,948
Affirm Holdings, Inc.(b)(c)	45,185	3,231,179
Alerus Financial Corp.(c)	15,198	505,637
Amalgamated Financial Corp.	22,341	1,103,199
Amerant Bancorp, Inc.	35,574	1,052,990
Ameris Bancorp	62,488	5,449,578
AMERISAFE, Inc.	21,512	624,708
Ames National Corp.	4,173	127,652
Angel Oak Mortgage REIT, Inc.(c)	14,880	131,688
Apollo Commercial Real Estate Finance, Inc.(c)	153,828	1,018,341
Ares Commercial Real Estate Corp.(c)	76,357	325,281
ARMOUR Residential REIT, Inc.(c)	102,447	1,687,302
Arrow Financial Corp.	7,995	318,521
Artisan Partners Asset Management, Inc., Class A(c)	76,359	2,996,327
Atlantic Union Bankshares Corp., Class B	192,524	8,168,793
Atlanticus Holdings Corp.(b)(c)	8,570	904,049
Axos Financial, Inc.(b)(c)	45,403	4,604,318
Baldwin Insurance Group, Inc. (The), Class A(b)(c)	23,732	658,326
Banc of California, Inc.	187,172	3,584,344
BancFirst Corp.(c)	15,601	1,760,105
Bancorp, Inc. (The)(b)(c)	39,141	2,625,187
Bank First Corp.(c)	9,455	1,444,157
Bank of Hawaii Corp.(c)	54,851	4,382,595
Bank of Marin Bancorp	12,898	376,106
Bankwell Financial Group, Inc.	4,480	305,312
Banner Corp.	33,894	2,386,477
Bar Harbor Bankshares	8,546	339,362
BayCom Corp.	3,581	108,075
BCB Bancorp, Inc.(c)	12,664	126,513
Beacon Financial Corp.	113,056	3,562,395
BGC Group, Inc., Class A	292,824	3,373,332
Blue Owl Capital, Inc.	151,325	1,558,648
BOK Financial Corp.(c)	34,913	4,932,858
Bowhead Specialty Holdings, Inc.(b)	8,754	267,785
BRC Group Holdings, Inc.(b)(c)	135,412	969,550
Bridgewater Bancshares, Inc.(b)(c)	11,192	229,212
BrightSpire Capital, Inc.(c)	96,613	484,031
Burke & Herbert Financial Services Corp.(c)	10,079	738,287
Business First Bancshares, Inc.(c)	17,443	555,036
Byline Bancorp, Inc.	27,835	1,093,080
C&F Financial Corp.	1,727	142,633
California BanCorp	13,014	277,198
Camden National Corp.(c)	11,200	648,368
Capital Bancorp, Inc.	3,641	135,919
Capital City Bank Group, Inc.	8,310	431,040
Capitol Federal Financial, Inc.	114,344	1,010,801
Carter Bankshares, Inc.	18,582	642,566
Cass Information Systems, Inc.	10,378	580,338
Central BanCo., Inc.	9,790	321,112
Central Pacific Financial Corp.	21,259	837,605
Chemung Financial Corp.	2,138	174,226
Chicago Atlantic Real Estate Finance, Inc.(c)	18,014	175,817
Chime Financial, Inc., Class A(b)(c)	33,025	759,245
ChoiceOne Financial Services, Inc.(c)	12,223	415,949
	Shares	Value
Financials-(continued)
Citizens & Northern Corp.	5,526	$140,305
Citizens Financial Services, Inc.(c)	2,034	157,676
City Holding Co.(c)	13,579	1,970,449
Civista Bancshares, Inc.	11,882	345,291
Claros Mortgage Trust, Inc.(b)	67,304	119,128
CNA Financial Corp.(c)	54,651	2,867,538
CNB Financial Corp.(c)	18,150	637,065
Coastal Financial Corp.(b)	9,541	391,086
Cohen & Steers, Inc.(c)	34,644	2,850,162
Colony Bankcorp, Inc.	14,229	311,900
Columbia Financial, Inc.(b)(c)	62,272	673,160
Community Financial System, Inc.	34,290	2,222,335
Community Trust Bancorp, Inc.(c)	9,380	735,861
Community West Bancshares, Class B	15,568	389,667
ConnectOne Bancorp, Inc.	46,025	1,516,064
Crawford & Co., Class A	8,646	94,328
Credit Acceptance Corp.(b)(c)	13,843	7,875,421
Customers Bancorp, Inc.(b)(c)	44,802	3,525,021
CVB Financial Corp.	184,090	4,118,093
DigitalBridge Group, Inc.(c)	326,562	5,182,539
Dime Community Bancshares, Inc., Class B	35,423	1,443,841
Donegal Group, Inc., Class A	17,483	345,114
Donnelley Financial Solutions, Inc.(b)	33,775	1,597,557
Dynex Capital, Inc.(c)	184,624	2,346,571
Eagle Bancorp, Inc.	58,618	1,626,649
Eastern Bankshares, Inc.(c)	236,553	5,431,257
eHealth, Inc.(b)	45,041	59,905
Ellington Financial, Inc.	176,368	2,342,167
Employers Holdings, Inc.	29,794	1,506,087
Enact Holdings, Inc.(c)	45,728	2,163,849
Encore Capital Group, Inc.(b)(c)	37,161	3,496,107
Enova International, Inc.(b)	38,289	9,730,766
Enterprise Financial Services Corp.(c)	25,712	1,704,963
Equity Bancshares, Inc., Class A(c)	11,825	599,291
Erie Indemnity Co., Class A(c)	21,078	5,101,719
EVERTEC, Inc.	28,086	854,938
EZCORP, Inc., Class A(b)(c)	98,199	2,923,384
F&G Annuities & Life, Inc.(c)	53,337	1,523,838
Farmers & Merchants Bancorp, Inc.	4,394	146,584
Farmers National Banc Corp.(c)	34,088	540,636
FB Financial Corp.	43,621	2,633,836
Federal Agricultural Mortgage Corp., Class C(c)	11,597	2,639,477
Fidelis Insurance Holdings Ltd. (United Kingdom)	27,625	698,636
Financial Institutions, Inc.(c)	19,031	789,025
First Bancorp, Inc. (The)	3,407	119,586
First Bancorp/Southern Pines NC(c)	33,613	2,113,249
First Bank	7,156	132,601
First Busey Corp.	86,026	2,654,762
First Business Financial Services, Inc.	5,081	356,737
First Commonwealth Financial Corp.	90,348	1,945,192
First Community Bankshares, Inc.	7,732	368,971
First Financial Bancorp(c)	91,504	3,095,580
First Financial Bankshares, Inc.	87,330	3,068,776
First Financial Corp.	8,620	694,341
First Internet Bancorp	7,678	226,194
First Merchants Corp.(c)	42,192	1,820,163
First Mid Bancshares, Inc.(c)	11,904	620,079
First United Corp.	946	41,756
FirstSun Capital Bancorp(b)(c)	36,068	1,395,110
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Financials-(continued)
Five Star Bancorp	9,451	$445,993
Flywire Corp.(b)(c)	116,780	1,869,648
Franklin BSP Realty Trust, Inc.(c)	96,634	733,452
FS Bancorp, Inc.	2,336	100,238
Fulton Financial Corp.	235,270	5,724,119
Galaxy Digital, Inc.(b)(c)	18,632	391,458
GCM Grosvenor, Inc., Class A	55,779	696,122
German American Bancorp, Inc.	16,817	855,649
Global Indemnity Group LLC, Class A	146	4,015
Goosehead Insurance, Inc., Class A(b)(c)	5,366	332,692
Granite Point Mortgage Trust, Inc.	53,082	76,438
Great Southern Bancorp, Inc.(c)	8,647	694,441
Green Dot Corp., Class A(b)(c)	90,837	1,190,873
Greenlight Capital Re Ltd., Class A(b)	11,087	184,599
Hamilton Insurance Group Ltd., Class B (Bermuda)	29,877	1,074,377
Hamilton Lane, Inc., Class A(c)	18,367	1,633,010
Hanmi Financial Corp.	27,887	889,038
Happen, Inc.(b)	165,202	3,161,966
HBT Financial, Inc.(c)	5,409	193,859
HCI Group, Inc.	6,228	1,089,962
Heritage Financial Corp.	29,639	881,167
Heritage Insurance Holdings, Inc.(b)	22,383	657,389
Hilltop Holdings, Inc.	53,320	2,102,941
Hingham Institution for Savings (The)(c)	2,510	715,802
Home Bancorp, Inc.	6,892	491,675
HomeTrust Bancshares, Inc.	8,330	426,413
Hope Bancorp, Inc.	125,287	1,755,271
Horace Mann Educators Corp.	34,639	1,805,038
Horizon Bancorp, Inc.	42,040	859,718
Independent Bank Corp.	49,014	4,108,844
Independent Bank Corp.	16,620	634,884
Interactive Brokers Group, Inc., Class A	50,167	4,414,194
International Bancshares Corp.(c)	33,420	2,557,967
International Money Express, Inc.(b)(c)	41,861	496,471
Invesco Mortgage Capital, Inc.(c)(e)	68,413	506,940
Investar Holding Corp.	9,883	297,676
Investors Title Co.(c)	3,363	972,882
Isabella Bank Corp.(c)	1,977	78,507
James River Group Holdings, Inc.(c)	17,594	78,997
Kearny Financial Corp.	50,346	482,818
Kinsale Capital Group, Inc.(c)	8,369	2,982,879
KKR Real Estate Finance Trust, Inc.(c)	121,292	844,192
Ladder Capital Corp.	106,680	1,019,861
Lakeland Financial Corp.	21,311	1,335,134
LCNB Corp.(c)	3,021	59,846
Lemonade, Inc.(b)(c)	14,159	684,021
LendingTree, Inc.(b)(c)	23,383	744,982
Live Oak Bancshares, Inc.(c)	35,785	1,531,598
loanDepot, Inc., Class A(b)(c)	445,058	436,691
MarketAxess Holdings, Inc.(c)	36,901	5,989,032
Marqeta, Inc., Class A(b)	124,432	2,160,140
MBIA, Inc.(b)(c)	42,581	218,015
Mechanics Bancorp(c)	22,388	375,895
Medallion Financial Corp.(c)	7,720	76,737
Mercantile Bank Corp.	11,654	700,172
Merchants Bancorp(c)	24,015	1,325,148
Mercury General Corp.	33,968	3,638,652
Meridian Corp.	11,148	218,947
MetroCity Bankshares, Inc.(c)	7,489	264,961
Metropolitan Bank Holding Corp.	13,511	1,249,497
MFA Financial, Inc.(c)	180,318	1,642,697
	Shares	Value
Financials-(continued)
Miami International Holdings, Inc.(b)(c)	7,037	$331,020
Mid Penn Bancorp, Inc.	16,503	632,725
Midland States Bancorp, Inc.(c)	20,227	681,043
Morningstar, Inc.(c)	21,737	4,185,894
MVB Financial Corp.(c)	6,340	194,321
National Bank Holdings Corp., Class A	47,732	2,061,545
National Bankshares, Inc.	3,108	126,185
NB Bancorp, Inc.	35,656	820,445
NBT Bancorp, Inc.(c)	29,779	1,567,864
Nelnet, Inc., Class A(c)	14,197	1,928,946
NerdWallet, Inc., Class A(b)(c)	87,930	791,370
NewtekOne, Inc.	35,661	528,853
Nexpoint Real Estate Finance, Inc.(c)	6,984	118,449
Nicolet Bankshares, Inc.(c)	17,601	3,008,363
NMI Holdings, Inc., Class A(b)(c)	66,445	2,943,513
Northeast Bank	6,980	866,707
Northeast Community Bancorp, Inc.(c)	6,973	186,179
Northpointe Bancshares, Inc.(c)	14,570	254,975
Northrim BanCorp, Inc.	25,017	663,201
Northwest Bancshares, Inc.(c)	131,990	2,077,523
Norwood Financial Corp.	3,675	124,913
OceanFirst Financial Corp.	109,741	2,119,099
Octave Specialty Group, Inc.(b)(c)	100,490	542,646
OFG Bancorp	20,599	1,088,863
Old Second Bancorp, Inc.	45,489	1,150,417
Onity Group, Inc.(b)(c)	7,254	265,932
Oportun Financial Corp.(b)	65,289	361,701
Oppenheimer Holdings, Inc., Class A	7,518	801,720
Orchid Island Capital, Inc.	241,020	1,564,220
Origin Bancorp, Inc.	25,351	1,387,460
Orrstown Financial Services, Inc.	19,570	836,226
Oscar Health, Inc., Class A(b)	154,472	4,822,616
Palomar Holdings, Inc.(b)(c)	9,470	1,266,991
Park National Corp.(c)	9,305	1,936,836
Parke Bancorp, Inc.(c)	7,484	255,579
Pathward Financial, Inc.(c)	19,963	1,761,535
Patria Investments Ltd., Class A (Cayman Islands)(c)	39,043	422,445
Paymentus Holdings, Inc., Class A(b)(c)	21,960	748,836
Payoneer Global, Inc.(b)	288,630	2,069,477
Paysafe Ltd.(b)(c)	54,974	444,190
PCB Bancorp	4,276	119,172
Peapack-Gladstone Financial Corp.(c)	15,946	733,197
PennyMac Mortgage Investment Trust(c)	139,354	1,314,108
Peoples Bancorp, Inc.	31,439	1,309,749
Peoples Financial Services Corp.(c)	4,028	283,410
Perella Weinberg Partners(c)	37,412	660,322
Piper Sandler Cos.(c)	67,271	5,099,142
PJT Partners, Inc., Class A(c)	12,929	2,176,080
PRA Group, Inc.(b)	47,310	821,775
Preferred Bank(c)	12,019	1,255,264
Primis Financial Corp.	15,507	248,422
Princeton Bancorp, Inc.	1,041	42,931
Provident Financial Services, Inc.(c)	109,211	2,695,327
QCR Holdings, Inc.	14,542	1,497,099
RBB Bancorp(c)	9,185	242,208
Ready Capital Corp.(c)	345,334	493,828
Red River Bancshares, Inc.	2,471	248,459
Redwood Trust, Inc.(c)	147,496	674,057
Regional Management Corp.	6,984	225,374
Remitly Global, Inc.(b)(c)	126,961	2,890,902
Renasant Corp.	92,774	4,042,163
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Financials-(continued)
Repay Holdings Corp., Class A(b)(c)	173,269	$693,076
Republic Bancorp, Inc., Class A(c)	5,886	585,892
Ridgepost Capital, Inc., Class A(c)	57,522	495,840
Rithm Property Trust, Inc.(c)	4,187	51,584
RLI Corp.(c)	95,108	5,824,414
Rocket Cos., Inc., Class A(b)(c)	95,997	1,238,361
Ryan Specialty Holdings, Inc., Class A(c)	31,712	1,400,402
S&T Bancorp, Inc.(c)	25,855	1,348,338
Safety Insurance Group, Inc.(c)	10,894	1,126,331
Seacoast Banking Corp. of Florida(c)	88,815	3,085,433
Security National Financial Corp., Class A(b)(c)	4,887	45,791
Selectquote, Inc.(b)	172,883	129,144
ServisFirst Bancshares, Inc.(c)	34,546	3,091,867
Seven Hills Realty Trust(c)	13,548	102,152
Shift4 Payments, Inc., Class A(b)(c)	34,246	1,815,038
Shore Bancshares, Inc.	24,556	601,622
Sierra Bancorp(c)	6,932	282,548
SiriusPoint Ltd.(b)	41,532	982,232
Skyward Specialty Insurance Group, Inc.(b)	26,599	1,594,610
Slide Insurance Holdings, Inc.(b)(c)	21,364	426,639
SmartFinancial, Inc.	9,106	477,154
SoFi Technologies, Inc.(b)(c)	122,732	2,001,759
South Plains Financial, Inc.	9,462	424,276
Southern First Bancshares, Inc.(b)(c)	5,494	342,826
Southern Missouri Bancorp, Inc.	8,344	645,909
Southside Bancshares, Inc.(c)	17,370	564,699
StepStone Group, Inc., Class A(c)	14,920	654,391
Stewart Information Services Corp.	28,790	1,945,916
Stock Yards Bancorp, Inc.(c)	17,642	1,501,334
Texas Capital Bancshares, Inc.(c)	57,529	5,686,742
TFS Financial Corp.(c)	46,970	864,718
Third Coast Bancshares, Inc.(b)(c)	9,486	415,866
Timberland Bancorp, Inc.	2,700	121,041
Tiptree, Inc.(c)	26,090	463,619
Toast, Inc., Class A(b)(c)	187,355	6,045,946
Tompkins Financial Corp.	7,084	707,267
Towne Bank(c)	49,528	1,877,606
TPG Mortgage Investment Trust, Inc.	29,435	205,162
TPG RE Finance Trust, Inc.	88,061	701,846
TPG, Inc.	80,048	3,494,896
Tradeweb Markets, Inc., Class A(c)	54,995	5,526,997
TriCo Bancshares(c)	15,078	867,588
Triumph Financial, Inc.(b)(c)	32,077	2,435,607
Trupanion, Inc.(b)(c)	36,223	887,101
TrustCo Bank Corp.(c)	13,105	746,723
Trustmark Corp.(c)	43,203	2,049,982
UMB Financial Corp.	55,929	8,150,533
United Community Banks, Inc.	109,606	3,884,437
United Fire Group, Inc.	16,507	847,800
Unity Bancorp, Inc.(c)	7,034	414,232
Universal Insurance Holdings, Inc.	29,359	1,283,282
Univest Financial Corp.	19,106	845,249
Upstart Holdings, Inc.(b)(c)	62,980	1,728,171
UWM Holdings Corp.(c)	177,748	323,501
Victory Capital Holdings, Inc., Class A(c)	58,871	5,829,995
Virtus Investment Partners, Inc.	12,299	1,959,846
WaFd, Inc.(c)	77,157	2,837,063
Walker & Dunlop, Inc.	34,632	1,720,864
Washington Trust Bancorp, Inc.(c)	20,820	811,564
Waterstone Financial, Inc.	7,767	159,379
	Shares	Value
Financials-(continued)
WesBanco, Inc.(c)	87,882	$3,636,557
West Bancorporation, Inc.	4,937	138,483
Westamerica Bancorporation	20,816	1,252,082
Western New England Bancorp, Inc.	9,252	119,628
Westwood Holdings Group, Inc.	1,806	34,621
WisdomTree, Inc.(c)	130,812	2,533,828
World Acceptance Corp.(b)(c)	10,066	1,809,967
WSFS Financial Corp.	49,017	3,931,163
		446,075,002
Health Care-17.86%
10X Genomics, Inc., Class A(b)(c)	188,491	8,909,970
4D Molecular Therapeutics, Inc.(b)(c)	86,475	880,316
Absci Corp.(b)(c)	67,194	522,769
Acadia Pharmaceuticals, Inc.(b)	137,153	3,548,148
Accuray, Inc.(b)	118,243	31,701
Aclaris Therapeutics, Inc.(b)	140,624	731,245
Acme United Corp.	858	48,786
AdaptHealth Corp.(b)(c)	151,762	1,639,030
Adaptive Biotechnologies Corp.(b)	99,819	2,252,915
Addus HomeCare Corp.(b)(c)	24,605	2,841,385
ADMA Biologics, Inc.(b)(c)	31,628	267,573
agilon health, Inc.(b)	40,241	3,686,478
Agios Pharmaceuticals, Inc.(b)(c)	113,683	3,412,764
Akebia Therapeutics, Inc.(b)	450,659	594,870
Aldeyra Therapeutics, Inc.(b)(c)	105,149	161,929
Alector, Inc.(b)	154,955	233,982
Alignment Healthcare, Inc.(b)(c)	43,094	639,946
Allogene Therapeutics, Inc.(b)(c)	588,543	1,106,461
Altimmune, Inc.(b)(c)	183,869	522,188
Alumis, Inc.(b)(c)	99,889	2,821,864
Alvotech S.A. (Luxembourg)(b)(c)	73,335	302,140
ALX Oncology Holdings, Inc.(b)(c)	35,672	69,204
American Well Corp., Class A(b)(c)	8,612	92,579
Amneal Pharmaceuticals, Inc.(b)	168,785	3,092,141
Amphastar Pharmaceuticals, Inc.(b)(c)	56,490	1,126,411
Amylyx Pharmaceuticals, Inc.(b)(c)	83,760	1,701,166
AnaptysBio, Inc.(b)(c)	20,920	1,116,291
Anavex Life Sciences Corp.(b)(c)	56,923	156,538
AngioDynamics, Inc.(b)(c)	68,308	1,010,275
ANI Pharmaceuticals, Inc.(b)(c)	13,402	1,061,974
Anika Therapeutics, Inc.(b)	15,448	297,837
Annexon, Inc.(b)(c)	198,807	1,012,922
Apogee Therapeutics, Inc.(b)(c)	11,347	1,521,519
Arbutus Biopharma Corp.(b)	122,438	531,381
Arcturus Therapeutics Holdings, Inc.(b)(c)	92,217	531,170
Arcus Biosciences, Inc.(b)	102,787	2,897,566
Arcutis Biotherapeutics, Inc.(b)	51,981	1,396,210
Ardelyx, Inc.(b)(c)	118,018	584,189
Ardent Health, Inc.(b)(c)	54,043	576,639
ArriVent Biopharma, Inc.(b)(c)	9,855	293,876
Arrowhead Pharmaceuticals, Inc.(b)	67,454	5,709,981
Artivion, Inc.(b)(c)	27,118	727,576
Arvinas, Inc.(b)	202,155	1,623,305
Assembly Biosciences, Inc.(b)(c)	6,716	168,639
Astrana Health, Inc.(b)(c)	57,511	2,045,091
AtaiBeckley, Inc.(b)(c)	54,100	388,438
Atea Pharmaceuticals, Inc.(b)(c)	54,498	256,141
AtriCure, Inc.(b)(c)	49,085	1,853,450
Atrium Therapeutics, Inc.(b)	2,955	33,539
Aura Biosciences, Inc.(b)(c)	15,697	110,036
Axogen, Inc.(b)	20,466	863,870
Axsome Therapeutics, Inc.(b)	4,805	1,047,442
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Health Care-(continued)
Azenta, Inc.(b)(c)	95,968	$2,699,580
Beam Therapeutics, Inc.(b)(c)	134,312	3,427,642
Bicara Therapeutics, Inc.(b)(c)	16,028	434,359
BioAge Labs, Inc.(b)	12,112	109,492
BioCryst Pharmaceuticals, Inc.(b)(c)	206,445	1,853,876
Biohaven Ltd.(b)	237,148	3,201,498
BioLife Solutions, Inc.(b)(c)	27,937	873,869
Bio-Techne Corp.	129,616	9,344,017
Black Diamond Therapeutics, Inc.(b)(c)	94,181	159,166
BridgeBio Pharma, Inc.(b)	46,343	3,711,611
BrightSpring Health Services, Inc.(b)	78,949	4,714,045
Bristol-Myers Squibb Co., Rts., expiring 01/23/2031(b)(c)(f)	23,541	0
Brookdale Senior Living, Inc.(b)	243,272	3,551,771
Butterfly Network, Inc.(b)(c)	253,238	1,800,522
C4 Therapeutics, Inc.(b)(c)	207,010	720,395
Cabaletta Bio, Inc.(b)(c)	172,727	462,908
CareDx, Inc.(b)	81,255	3,551,656
Caribou Biosciences, Inc.(b)	82,309	120,171
Castle Biosciences, Inc.(b)	37,331	1,045,268
Celcuity, Inc.(b)(c)	1,940	167,577
Celldex Therapeutics, Inc.(b)(c)	51,088	1,944,409
Century Therapeutics, Inc.(b)(c)	94,822	191,540
Certara, Inc.(b)(c)	209,282	1,695,184
Cerus Corp.(b)(c)	175,777	377,921
CG Oncology, Inc.(b)(c)	7,193	512,070
Chinook Therapeutics, Inc.(b)(c)(f)	14,882	0
Claritev Corp.(b)(c)	16,808	381,710
Clover Health Investments Corp.(b)(c)	719,220	2,999,147
Codexis, Inc.(b)	71,447	100,026
Cogent Biosciences, Inc.(b)	43,595	1,697,153
Coherus Oncology, Inc.(b)(c)	210,439	296,719
Collegium Pharmaceutical, Inc.(b)	40,359	1,428,305
Community Health Systems, Inc.(b)(c)	253,894	708,364
Concentra Group Holdings Parent, Inc.	113,284	3,585,439
CONMED Corp.(c)	68,104	3,153,215
Corcept Therapeutics, Inc.(b)(c)	74,557	8,536,031
CorVel Corp.(b)	23,106	1,387,746
Crinetics Pharmaceuticals, Inc.(b)	51,165	4,273,301
CryoPort, Inc.(b)	59,254	894,143
Cullinan Therapeutics, Inc.(b)(c)	93,627	1,544,846
Cytek Biosciences, Inc.(b)(c)	123,999	523,276
Cytokinetics, Inc.(b)(c)	31,814	2,453,814
CytomX Therapeutics, Inc.(b)(c)	82,920	257,052
Definitive Healthcare Corp.(b)	72,964	49,783
Definium Therapeutics, Inc.(b)	14,458	629,212
Denali Therapeutics, Inc.(b)(c)	201,853	4,646,656
Dianthus Therapeutics, Inc.(b)(c)	15,088	1,613,209
Disc Medicine, Inc.(b)(c)	8,787	676,599
DocGo, Inc.(b)(c)	107,031	69,634
Doximity, Inc., Class A(b)(c)	57,000	1,191,870
Dyne Therapeutics, Inc.(b)(c)	82,941	2,088,454
Edgewise Therapeutics, Inc.(b)	30,901	1,187,525
Editas Medicine, Inc.(b)(c)	119,007	307,038
Embecta Corp.(c)	83,054	302,317
Emergent BioSolutions, Inc.(b)(c)	118,666	856,769
Enanta Pharmaceuticals, Inc.(b)(c)	34,972	440,647
Enliven Therapeutics, Inc.(b)(c)	8,638	473,449
Ensign Group, Inc. (The)(c)	34,294	6,109,819
Entrada Therapeutics, Inc.(b)(c)	27,063	183,758
Erasca, Inc.(b)(c)	123,452	2,240,654
Evolent Health, Inc., Class A(b)(c)	353,877	1,093,480
	Shares	Value
Health Care-(continued)
EyePoint, Inc.(b)(c)	61,396	$752,101
Fate Therapeutics, Inc.(b)(c)	228,044	558,708
First Tracks Biotherapeutics, Inc.(b)(c)	20,655	909,646
Foghorn Therapeutics, Inc.(b)(c)	10,814	48,987
Fulcrum Therapeutics, Inc.(b)	82,009	293,592
Fulgent Genetics, Inc.(b)(c)	41,817	692,071
GeneDx Holdings Corp.(b)(c)	8,774	571,275
Geron Corp.(b)	746,889	963,487
Ginkgo Bioworks Holdings, Inc.(b)(c)	187,314	1,515,370
Glaukos Corp.(b)(c)	19,011	3,169,514
GoodRx Holdings, Inc., Class A(b)(c)	236,575	726,285
Gossamer Bio., Inc.(b)(c)	556,395	94,309
GRAIL, Inc.(b)(c)	87,532	6,001,194
Guardant Health, Inc.(b)	31,334	5,075,795
Haemonetics Corp.(b)(c)	75,876	6,490,433
Halozyme Therapeutics, Inc.(b)(c)	74,270	6,130,246
Harmony Biosciences Holdings, Inc.(b)(c)	51,106	1,800,975
Health Catalyst, Inc.(b)(c)	37,138	77,618
HealthEquity, Inc.(b)(c)	66,136	6,653,943
HealthStream, Inc.(c)	33,087	927,759
Heron Therapeutics, Inc.(b)(c)	198,800	98,645
Hims & Hers Health, Inc.(b)(c)	47,664	1,323,629
Humacyte, Inc.(b)(c)	243,339	158,998
ICU Medical, Inc.(b)(c)	34,216	5,765,738
Ideaya Biosciences, Inc.(b)(c)	59,173	2,100,642
ImmunityBio, Inc.(b)(c)	36,957	264,982
Immunome, Inc.(b)(c)	10,517	239,367
Immunovant, Inc.(b)(c)	36,701	1,417,393
Inhibrx Biosciences, Inc.(b)(c)	10,876	892,376
Innoviva, Inc.(b)	101,356	2,125,435
Inogen, Inc.(b)	32,045	206,690
Insmed, Inc.(b)	25,669	2,530,963
Inspire Medical Systems, Inc.(b)	32,428	1,628,210
Insulet Corp.(b)	18,533	3,064,432
Integer Holdings Corp.(b)(c)	58,347	7,072,240
Integra LifeSciences Holdings Corp.(b)(c)	134,707	2,242,872
Intellia Therapeutics, Inc.(b)(c)	325,781	3,479,341
Invivyd, Inc.(b)	353,119	188,919
Ionis Pharmaceuticals, Inc.(b)	110,761	5,734,097
Iovance Biotherapeutics, Inc.(b)(c)	1,035,987	4,216,467
IRhythm Holdings, Inc.(b)(c)	3,751	439,505
Ironwood Pharmaceuticals, Inc.(b)(c)	273,799	1,158,170
Janux Therapeutics, Inc.(b)(c)	31,907	484,029
Karyopharm Therapeutics, Inc.(b)(c)	32,185	61,795
Keros Therapeutics, Inc.(b)	55,989	563,809
Kiniksa Pharmaceuticals International PLC(b)	20,358	1,513,414
Kodiak Sciences, Inc.(b)(c)	49,651	2,064,489
Krystal Biotech, Inc.(b)(c)	5,103	1,740,735
Kura Oncology, Inc.(b)(c)	144,782	1,304,486
Kymera Therapeutics, Inc.(b)(c)	22,436	2,319,882
Kyverna Therapeutics, Inc.(b)(c)	30,651	223,752
Lantheus Holdings, Inc.(b)(c)	60,853	6,063,393
LeMaitre Vascular, Inc.(c)	11,352	1,150,185
Lexeo Therapeutics, Inc.(b)(c)	36,731	151,699
Lexicon Pharmaceuticals, Inc.(b)(c)	323,460	747,193
LifeStance Health Group, Inc.(b)	143,553	1,504,435
Ligand Pharmaceuticals, Inc.(b)(c)	10,194	2,931,183
LivaNova PLC(b)(c)	77,357	6,199,390
Lyell Immunopharma, Inc.(b)(c)	9,029	116,835
MacroGenics, Inc.(b)(c)	43,475	160,423
Madrigal Pharmaceuticals, Inc.(b)(c)	4,175	1,951,061
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Health Care-(continued)
Maravai LifeSciences Holdings, Inc., Class A(b)(c)	203,356	$1,336,049
Maze Therapeutics, Inc.(b)(c)	6,270	168,788
Medpace Holdings, Inc.(b)(c)	6,268	3,617,325
MeiraGTx Holdings PLC(b)(c)	57,010	672,148
Merit Medical Systems, Inc.(b)(c)	58,086	4,937,891
Mesa Laboratories, Inc.	8,914	898,620
MiMedx Group, Inc.(b)(c)	61,614	254,466
Mineralys Therapeutics, Inc.(b)	7,927	202,297
Mirum Pharmaceuticals, Inc.(b)(c)	13,402	1,419,942
Monte Rosa Therapeutics, Inc.(b)(c)	48,494	801,121
Myriad Genetics, Inc.(b)(c)	174,477	499,004
Natera, Inc.(b)	21,810	5,839,846
National HealthCare Corp.	10,080	2,278,382
Nektar Therapeutics(b)(c)	59,648	4,215,324
Neogen Corp.(b)(c)	534,411	6,434,308
NeoGenomics, Inc.(b)(c)	212,001	3,241,495
Neumora Therapeutics, Inc.(b)	177,346	285,527
Nkarta, Inc.(b)	103,063	215,402
Novo Nordisk A/S (Denmark)(b)(c)(f)	22,130	0
Novocure Ltd.(b)(c)	84,656	1,256,295
NRC Health(c)	13,340	260,263
Nurix Therapeutics, Inc.(b)(c)	113,998	2,645,894
Nutex Health, Inc.(b)(c)	1,879	277,021
Nuvation Bio, Inc.(b)(c)	220,942	1,398,563
Ocular Therapeutix, Inc.(b)(c)	68,318	558,158
Olema Pharmaceuticals, Inc.(b)(c)	71,050	813,523
Omeros Corp.(b)(c)	107,475	1,272,504
OmniAb, Inc.(b)	89,846	177,895
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(f)	4,734	0
OmniAb, Inc., Rts., expiring 11/02/2027(b)(f)	4,734	0
Omnicell, Inc.(b)(c)	70,027	2,476,855
OPKO Health, Inc.(b)(c)	395,779	522,428
OraSure Technologies, Inc.(b)(c)	74,228	300,623
Organogenesis Holdings, Inc.(b)(c)	132,410	313,812
ORIC Pharmaceuticals, Inc.(b)(c)	62,785	695,030
Orthofix Medical, Inc.(b)	39,483	465,899
OrthoPediatrics Corp.(b)(c)	22,218	448,581
Oruka Therapeutics, Inc.(b)(c)	5,467	527,620
Ovid therapeutics, Inc.(b)	94,188	209,097
Pacific Biosciences of California, Inc.(b)(c)	1,067,651	1,494,711
Pacira BioSciences, Inc.(b)(c)	91,320	2,411,761
PACS Group, Inc.(b)(c)	7,567	348,158
PDL BioPharma, Inc.(b)(f)	526,601	163,246
Pediatrix Medical Group, Inc.(b)(c)	96,912	2,569,137
Pennant Group, Inc. (The)(b)	20,740	836,237
Penumbra, Inc.(b)	12,870	4,133,715
Personalis, Inc.(b)(c)	32,222	407,931
Phibro Animal Health Corp., Class A(c)	24,488	889,649
Phreesia, Inc.(b)(c)	86,876	932,179
Pliant Therapeutics, Inc.(b)(c)	104,278	108,449
Praxis Precision Medicines, Inc.(b)(c)	7,403	2,278,866
Prestige Consumer Healthcare, Inc.(b)(c)	63,579	3,192,937
Prime Medicine, Inc.(b)(c)	78,586	229,471
Privia Health Group, Inc.(b)	98,913	2,341,271
PROCEPT BioRobotics Corp.(b)(c)	23,759	442,393
Progyny, Inc.(b)	103,181	3,212,025
Protagonist Therapeutics, Inc.(b)	20,523	2,804,263
Prothena Corp. PLC (Ireland)(b)(c)	34,600	280,952
PTC Therapeutics, Inc.(b)(c)	72,733	4,946,571
	Shares	Value
Health Care-(continued)
Puma Biotechnology, Inc.(b)(c)	55,097	$436,919
Quanterix Corp.(b)(c)	95,537	332,469
Quantum-Si, Inc.(b)	425,347	303,017
RadNet, Inc.(b)(c)	30,736	1,960,342
Recursion Pharmaceuticals, Inc., Class A(b)(c)	496,794	1,490,382
REGENXBIO, Inc.(b)(c)	105,503	1,022,324
Relay Therapeutics, Inc.(b)(c)	268,250	5,051,148
Relmada Therapeutics, Inc.(b)(c)	38,208	202,884
Repligen Corp.(b)(c)	30,737	4,334,224
Replimune Group, Inc.(b)(c)	182,524	2,044,269
Revolution Medicines, Inc.(b)(c)	59,352	11,130,281
Rhythm Pharmaceuticals, Inc.(b)(c)	12,167	1,207,575
Rigel Pharmaceuticals, Inc.(b)(c)	14,505	533,929
Rocket Pharmaceuticals, Inc.(b)(c)	329,593	1,025,034
Roivant Sciences Ltd.(b)	335,462	11,375,516
RxSight, Inc.(b)(c)	40,753	244,926
Sana Biotechnology, Inc.(b)(c)	391,825	1,226,412
Savara, Inc.(b)(c)	105,724	577,253
Scholar Rock Holding Corp.(b)(c)	27,125	1,282,877
Schrodinger, Inc.(b)(c)	103,749	1,570,760
Seer, Inc.(b)	23,735	52,692
Septerna, Inc.(b)(c)	8,865	305,399
Seres Therapeutics, Inc.(b)(c)	12,914	62,375
Shattuck Labs, Inc.(b)(c)	31,981	226,106
SI-BONE, Inc.(b)(c)	30,216	536,636
SIGA Technologies, Inc.(c)	64,690	211,536
Simulations Plus, Inc.(b)(c)	29,333	534,741
Solid Biosciences, Inc.(b)(c)	96,703	779,426
Sotera Health Co.(b)(c)	105,405	1,882,533
Spero Therapeutics, Inc.(b)	26,957	31,540
Spyre Therapeutics, Inc.(b)(c)	22,592	2,221,471
STAAR Surgical Co., (Acquired 03/20/2020 - 07/20/2026; Cost $1,081,339)(b)(c)(g)	45,530	1,109,111
Standard BioTools, Inc.(b)	129,890	112,745
Stoke Therapeutics, Inc.(b)(c)	27,717	799,913
Supernus Pharmaceuticals, Inc.(b)(c)	66,953	2,988,112
Surgery Partners, Inc.(b)(c)	161,405	2,485,637
Sutro Biopharma, Inc.(b)	16,529	399,506
Syndax Pharmaceuticals, Inc.(b)(c)	84,606	1,611,744
Tactile Systems Technology, Inc.(b)(c)	29,042	818,113
Tandem Diabetes Care, Inc.(b)(c)	132,924	2,592,018
Tango Therapeutics, Inc.(b)	75,695	2,057,390
Tarsus Pharmaceuticals, Inc.(b)(c)	9,175	541,692
Taysha Gene Therapies, Inc.(b)(c)	117,265	687,173
Tempus AI, Inc., Class A(b)(c)	4,680	205,312
Tenaya Therapeutics, Inc.(b)	221,893	164,267
TG Therapeutics, Inc.(b)(c)	43,607	2,268,872
Theravance Biopharma, Inc.(b)(c)	28,348	477,947
Tonix Pharmaceuticals Holding Corp.(b)(c)	21,611	216,326
TransMedics Group, Inc.(b)(c)	5,338	408,410
Travere Therapeutics, Inc.(b)	70,546	3,942,816
Twist Bioscience Corp.(b)(c)	45,076	4,126,708
U.S. Physical Therapy, Inc.(c)	20,120	1,590,687
UFP Technologies, Inc.(b)(c)	4,895	1,247,148
Ultragenyx Pharmaceutical, Inc.(b)(c)	195,007	4,857,624
Upstream Bio, Inc.(b)(c)	33,698	212,634
Utah Medical Products, Inc.(c)	2,578	181,801
Vanda Pharmaceuticals, Inc.(b)(c)	111,757	569,961
Varex Imaging Corp.(b)(c)	45,099	504,658
Vaxcyte, Inc.(b)(c)	80,838	4,371,719
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Health Care-(continued)
Vera Therapeutics, Inc.(b)(c)	11,996	$385,072
Veracyte, Inc.(b)(c)	58,522	2,710,739
Verastem, Inc.(b)(c)	81,901	475,026
Vericel Corp.(b)(c)	19,544	898,242
Viemed Healthcare, Inc.(b)	12,860	150,076
Viking Therapeutics, Inc.(b)(c)	30,739	975,656
Vir Biotechnology, Inc.(b)(c)	208,885	1,808,944
Viridian Therapeutics, Inc.(b)(c)	52,918	1,001,209
Vor BioPharma, Inc.(b)(c)	15,357	324,801
Voyager Therapeutics, Inc.(b)(c)	84,054	254,684
WaVe Life Sciences Ltd.(b)(c)	115,969	638,989
Waystar Holding Corp.(b)(c)	109,262	2,306,521
X4 Pharmaceuticals, Inc.(b)(c)	30,166	120,061
Xencor, Inc.(b)(c)	120,356	2,432,395
Zentalis Pharmaceuticals, Inc.(b)(c)	113,655	538,725
Zymeworks, Inc.(b)(c)	67,810	1,487,751
		493,378,019
Industrials-16.68%
3D Systems Corp.(b)(c)	455,951	1,203,711
AAON, Inc.(c)	31,877	2,838,966
AAR Corp.(b)	47,803	6,694,332
ACCO Brands Corp.(c)	103,731	437,745
ACV Auctions, Inc., Class A(b)	115,282	863,462
AeroVironment, Inc.(b)(c)	10,897	1,627,685
AerSale Corp.(b)(c)	53,728	333,114
AIRO Group Holdings, Inc.(b)(c)	27,607	186,071
Alamo Group, Inc.(c)	15,083	2,399,404
Albany International Corp., Class A(c)	37,737	2,811,784
Allegiant Travel Co.(b)(c)	61,544	6,036,235
Allient, Inc.(c)	20,187	1,765,555
Alta Equipment Group, Inc.(b)(c)	30,226	198,887
Amentum Holdings, Inc.(b)(c)	163,505	3,629,811
Ameresco, Inc., Class A(b)(c)	57,981	1,221,660
American Airlines Group, Inc.(b)	344,923	5,266,974
American Superconductor Corp.(b)(c)	5,424	159,303
Apogee Enterprises, Inc.	31,468	1,246,133
Archer Aviation, Inc., Class A(b)(c)	185,612	861,240
Argan, Inc.	4,944	2,820,206
Armstrong World Industries, Inc.	30,959	5,407,299
Array Technologies, Inc.(b)(c)	97,632	509,639
Astec Industries, Inc.	24,257	1,228,860
Astronics Corp.(b)	29,194	2,028,691
ATI, Inc.(b)	61,816	11,586,791
Atmus Filtration Technologies, Inc.	59,295	3,061,401
Axon Enterprise, Inc.(b)	11,249	5,936,772
AZZ, Inc.	29,052	4,204,405
Barrett Business Services, Inc.(c)	25,158	982,168
Bloom Energy Corp., Class A(b)	19,871	4,089,650
Blue Bird Corp.(b)(c)	5,337	397,019
BlueLinx Holdings, Inc.(b)	13,716	743,681
Bowman Consulting Group Ltd.(b)	7,335	196,945
Brady Corp., Class A(c)	26,075	2,458,090
BrightView Holdings, Inc.(b)(c)	98,563	1,285,261
Brink’s Co. (The)(c)	40,003	4,738,355
Cadre Holdings, Inc.	20,466	630,967
Carpenter Technology Corp.	17,803	9,251,507
Casella Waste Systems, Inc., Class A(b)(c)	34,237	3,071,401
CBIZ, Inc.(b)(c)	100,613	5,541,764
CECO Environmental Corp.(b)	30,177	1,988,363
Centuri Holdings, Inc.(b)	46,517	1,295,033
ChargePoint Holdings, Inc.(b)(c)	77,897	425,318
Cimpress PLC (Ireland)(b)(c)	8,915	879,910
	Shares	Value
Industrials-(continued)
Civeo Corp.(b)	9,677	$304,922
Clarivate PLC(b)(c)	711,981	1,409,722
Columbus McKinnon Corp.	53,761	1,030,598
Concrete Pumping Holdings, Inc.(b)	13,931	135,549
Conduent, Inc.(b)	178,864	280,816
Construction Partners, Inc., Class A(b)(c)	16,951	1,751,886
Costamare Bulkers Holdings Ltd. (Monaco)(b)	3,292	64,392
Costamare, Inc. (Monaco)	31,800	495,444
Covenant Logistics Group, Inc., Class A(c)	20,456	726,597
CRA International, Inc.	9,744	1,744,468
CSW Industrials, Inc.	10,194	3,251,172
Custom Truck One Source, Inc.(b)	97,260	987,189
Deluxe Corp.(c)	51,995	1,345,111
Distribution Solutions Group, Inc.(b)	6,061	209,529
DNOW, Inc.(b)(c)	325,797	4,600,254
Douglas Dynamics, Inc.	25,125	1,108,766
Ducommun, Inc.(b)(c)	16,345	2,926,082
DXP Enterprises, Inc.(b)(c)	17,659	2,772,816
Eastern Co. (The)(c)	1,296	30,741
Energy Recovery, Inc.(b)(c)	67,804	586,505
Enerpac Tool Group Corp.	43,897	1,568,879
Ennis, Inc.	26,688	581,798
Enovix Corp.(b)(c)	84,670	346,300
Enpro, Inc.(c)	17,227	5,407,900
Enviri Corp.(b)(c)	37,867	839,890
ESCO Technologies, Inc.	15,423	4,862,718
Everus Construction Group, Inc.(b)(c)	42,056	5,275,084
ExlService Holdings, Inc.(b)(c)	159,888	5,425,000
Exponent, Inc.(c)	46,852	3,132,056
Federal Signal Corp.(c)	42,328	5,288,884
First Advantage Corp.(b)(c)	99,601	1,976,084
Fluence Energy, Inc.(b)(c)	32,376	450,998
Forrester Research, Inc.(b)(c)	12,858	147,867
Forward Air Corp.(b)(c)	88,928	1,249,438
Franklin Covey Co.(b)(c)	17,234	369,669
Franklin Electric Co., Inc.	37,313	3,907,417
Frontier Group Holdings, Inc., Class H(b)(c)	150,675	1,017,056
FTAI Aviation Ltd.	20,845	4,294,070
FTAI Infrastructure, Inc.(c)	42,959	160,237
FuelCell Energy, Inc.(b)(c)	161,389	3,487,616
Genco Shipping & Trading Ltd.	69,231	1,768,160
GEO Group, Inc. (The)(b)	281,602	8,698,686
Gibraltar Industries, Inc.(b)(c)	38,868	1,642,562
Global Industrial Co.	12,496	446,607
Global Ship Lease, Inc., Class A (United Kingdom)	46,966	2,082,472
Gorman-Rupp Co. (The)	13,064	1,060,666
GrafTech International Ltd.(b)(c)	35,373	237,707
Granite Construction, Inc.(c)	53,573	6,480,726
Greenbrier Cos., Inc. (The)(c)	56,267	2,771,150
Griffon Corp.(c)	43,827	3,776,573
Hayward Holdings, Inc.(b)	244,148	3,693,959
Healthcare Services Group, Inc.(b)(c)	97,570	2,273,381
Heartland Express, Inc.(c)	72,601	887,910
Helios Technologies, Inc.	43,610	3,397,655
Hillman Solutions Corp.(b)(c)	183,124	1,441,186
HNI Corp.(c)	89,944	4,048,379
Hudson Technologies, Inc.(b)(c)	49,841	301,040
Hurco Cos., Inc.(b)(c)	2,435	50,745
Huron Consulting Group, Inc.(b)	18,741	2,844,322
Hyliion Holdings Corp.(b)(c)	159,291	567,076
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Industrials-(continued)
Hyster-Yale, Inc.(c)	10,315	$344,830
IBEX Holdings Ltd.(b)	16,028	566,430
ICF International, Inc.(c)	32,940	2,665,505
IES Holdings, Inc.(b)(c)	3,516	2,617,803
Insperity, Inc.(c)	102,016	5,163,030
Insteel Industries, Inc.(c)	20,466	627,283
Interface, Inc.(c)	57,336	1,964,331
Janus International Group, Inc.(b)(c)	159,561	818,548
JBT Marel Corp.	33,078	4,580,311
Joby Aviation, Inc.(b)(c)	159,612	1,141,226
Kadant, Inc.(c)	10,170	3,127,275
Karat Packaging, Inc.(c)	5,845	235,203
Karman Holdings, Inc.(b)(c)	4,266	205,408
Kforce, Inc.(c)	29,873	1,695,890
Kratos Defense & Security Solutions, Inc.(b)	45,027	2,098,258
LB Foster Co., Class A(b)(c)	6,431	264,507
Legalzoom.com, Inc.(b)(c)	145,480	1,144,928
Legence Corp., Class A(b)(c)	3,872	247,537
Leonardo DRS, Inc.	53,981	2,485,825
Limbach Holdings, Inc.(b)(c)	7,612	545,780
Lindsay Corp.(c)	17,585	1,948,770
Liquidity Services, Inc.(b)(c)	24,332	948,461
Loar Holdings, Inc.(b)(c)	10,946	749,254
LSI Industries, Inc.(c)	23,459	548,706
Luxfer Holdings PLC (United Kingdom)	18,127	308,703
Manitowoc Co., Inc. (The)(b)(c)	38,089	527,533
Marten Transport Ltd.	100,959	1,493,184
Matrix Service Co.(b)(c)	29,963	347,571
Mayville Engineering Co., Inc.(b)(c)	20,330	521,871
McGrath RentCorp	20,441	2,353,781
Mercury Systems, Inc.(b)	58,498	5,680,156
Microvast Holdings, Inc.(b)(c)	213,852	172,600
Miller Industries, Inc.	12,090	608,127
Mistras Group, Inc.(b)(c)	19,111	290,678
Modine Manufacturing Co.(b)(c)	25,568	5,140,702
MSA Safety, Inc.	29,368	5,587,849
Mueller Water Products, Inc., Class A	143,358	3,618,356
MYR Group, Inc.(b)(c)	18,221	6,071,602
National Presto Industries, Inc.(c)	10,380	1,260,340
Nextpower, Inc., Class A(b)(c)	43,372	3,897,842
NN, Inc.(b)	17,430	57,693
NPK International, Inc.(b)(c)	97,274	1,214,952
NuScale Power Corp.(b)(c)	28,801	242,504
NWPX Infrastructure, Inc.(b)(c)	9,627	1,184,891
Onterris, Inc.(b)(c)	36,904	774,615
OPENLANE, Inc.(b)	114,513	4,553,037
Orion Group Holdings, Inc.(b)	46,325	453,058
Pangaea Logistics Solutions Ltd.(c)	50,869	387,113
Park Aerospace Corp., Class C	16,935	574,096
Park-Ohio Holdings Corp.	3,734	149,099
Parsons Corp.(b)(c)	77,210	3,413,454
Paycom Software, Inc.(c)	43,661	7,158,658
Paylocity Holding Corp.(b)(c)	20,205	2,786,168
Pitney Bowes, Inc.	195,181	3,421,523
Planet Labs PBC(b)(c)	82,076	1,680,916
Plug Power, Inc.(b)(c)	1,963,501	4,044,812
Powell Industries, Inc.(c)	10,429	2,176,324
Preformed Line Products Co.(c)	6,274	2,239,692
Primoris Services Corp.(c)	55,005	4,642,972
Proficient Auto Logistics, Inc.(b)(c)	15,838	108,332
Proto Labs, Inc.(b)	24,943	1,871,972
	Shares	Value
Industrials-(continued)
Quad/Graphics, Inc.	34,390	$357,312
Quanex Building Products Corp.(c)	69,029	1,231,477
QXO, Inc.(b)(c)	99,531	1,323,762
Radiant Logistics, Inc.(b)	19,193	158,150
RBC Bearings, Inc.(b)	11,822	6,517,587
Resources Connection, Inc.(c)	35,316	154,331
Rocket Lab Corp.(b)	24,592	1,597,250
RXO, Inc.(b)(c)	260,843	5,282,071
Safe Bulkers, Inc. (Monaco)	42,631	332,948
Schneider National, Inc., Class B(c)	130,807	4,675,042
Shoals Technologies Group, Inc., Class A(b)(c)	180,339	1,576,163
Skillsoft Corp.(b)(c)	8,428	59,839
SPX Technologies, Inc.(b)	19,132	4,201,770
StandardAero, Inc.(b)(c)	89,964	2,636,845
Standex International Corp.	12,262	3,635,683
Sterling Infrastructure, Inc.(b)	7,030	4,195,293
Stratasys Ltd.(b)(c)	93,675	732,538
Sunrun, Inc.(b)	119,480	1,172,099
TaskUS, Inc., Class A (Philippines)(c)	45,312	275,044
Tecnoglass, Inc.(c)	26,590	1,155,070
Tennant Co.(c)	19,834	1,666,651
TIC Solutions, Inc.(b)(c)	159,674	1,167,217
Titan International, Inc.(b)	77,577	560,106
Titan Machinery, Inc.(b)(c)	24,579	417,597
Transcat, Inc.(b)(c)	9,687	826,979
Trex Co., Inc.(b)	152,011	6,591,197
Trinity Industries, Inc.(c)	93,754	2,928,875
TrueBlue, Inc.(b)(c)	33,461	236,904
TTEC Holdings, Inc.(b)(c)	42,585	106,037
Tutor Perini Corp.	66,644	5,581,435
Twin Disc, Inc.	6,811	155,359
UL Solutions, Inc., Class A(c)	27,683	2,536,870
UniFirst Corp.	22,609	6,623,985
Universal Logistics Holdings, Inc.(c)	7,689	102,879
Upwork, Inc.(b)(c)	172,899	1,583,755
V2X, Inc.(b)	44,766	4,039,684
Verra Mobility Corp., Class A(b)(c)	100,385	531,037
Vestis Corp.(b)(c)	261,172	3,776,547
Vicor Corp.(b)(c)	11,619	2,409,432
Virgin Galactic Holdings, Inc.(b)(c)	566,522	1,444,631
VSE Corp.	11,722	2,278,640
Wabash National Corp.(c)	79,523	998,809
Watts Water Technologies, Inc., Class A	21,744	7,518,858
Willdan Group, Inc.(b)(c)	8,008	548,788
Willis Lease Finance Corp.(c)	9,611	685,553
Worthington Enterprises, Inc.(c)	28,421	1,597,544
Xometry, Inc., Class A(b)(c)	13,649	1,169,992
Zurn Elkay Water Solutions Corp.	103,741	5,239,958
		460,911,518
Information Technology-16.29%
8x8, Inc.(b)	127,488	242,227
A10 Networks, Inc.(c)	84,880	2,509,902
ACI Worldwide, Inc.(b)(c)	103,299	5,922,132
ACM Research, Inc., A Shares (China)(b)	42,303	3,319,516
Adeia, Inc.	81,536	2,172,934
ADTRAN Holdings, Inc.(b)(c)	181,786	1,546,999
Advanced Energy Industries, Inc.	29,601	8,570,082
Agilysys, Inc.(b)	10,387	1,092,297
Alarm.com Holdings, Inc.(b)	50,382	2,758,415
Alkami Technology, Inc.(b)(c)	40,526	736,357
Allegro MicroSystems, Inc.(b)(c)	95,535	3,964,703
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Information Technology-(continued)
Alpha & Omega Semiconductor Ltd.(b)(c)	46,999	$1,491,748
Ambarella, Inc.(b)(c)	36,420	3,132,120
Amplitude, Inc., Class A(b)(c)	94,553	839,631
AppFolio, Inc., Class A(b)(c)	6,890	1,241,509
Appian Corp., Class A(b)(c)	24,715	666,316
Applied Digital Corp.(b)(c)	6,827	186,992
Applied Optoelectronics, Inc.(b)	26,315	2,482,031
Arlo Technologies, Inc.(b)(c)	72,392	1,065,610
Asana, Inc., Class A(b)(c)	103,903	864,473
Astera Labs, Inc.(b)	5,585	1,738,220
Aurora Innovation, Inc.(b)(c)	854,643	5,512,447
AvePoint, Inc.(b)	46,551	606,560
Aviat Networks, Inc.(b)(c)	16,691	341,832
Axcelis Technologies, Inc.(b)(c)	45,899	5,984,312
AXT, Inc.(b)	5,305	320,581
Badger Meter, Inc.(c)	18,359	2,466,532
Bel Fuse, Inc., Class B	9,044	2,459,697
Belden, Inc.(c)	39,481	4,897,618
Benchmark Electronics, Inc.	38,986	3,109,913
Bentley Systems, Inc., Class B(c)	63,266	2,242,147
BILL Holdings, Inc.(b)(c)	131,117	5,917,310
Blackbaud, Inc.(b)(c)	51,707	2,213,060
BlackLine, Inc.(b)(c)	75,938	2,384,453
Blend Labs, Inc., Class A(b)	319,553	568,804
Box, Inc., Class A(b)(c)	144,811	4,568,787
Braze, Inc., Class A(b)(c)	52,084	1,297,933
C3.ai, Inc., Class A(b)(c)	190,819	1,751,718
Calix, Inc.(b)(c)	66,873	2,400,741
CCC Intelligent Solutions Holdings, Inc.(b)(c)	844,243	5,141,440
Cerence, Inc.(b)(c)	179,170	1,526,528
CEVA, Inc.(b)(c)	36,937	1,205,993
Circle Internet Group, Inc.(b)(c)	7,274	455,425
Clear Secure, Inc., Class A	25,049	1,383,707
Clearfield, Inc.(b)(c)	16,284	492,754
Cloudflare, Inc., Class A(b)	15,963	4,453,358
Cohu, Inc.(b)(c)	85,983	4,126,324
Commerce.com, Inc., Series 1(b)(c)	113,562	355,449
Commvault Systems, Inc.(b)(c)	43,394	5,111,813
Comtech Telecommunications Corp.(b)	20,547	34,519
Consensus Cloud Solutions, Inc.(b)(c)	21,174	770,734
CoreWeave, Inc., Class A(b)	4,585	329,065
Corsair Gaming, Inc.(b)(c)	126,384	1,340,934
Crane NXT Co.	61,282	3,183,600
Credo Technology Group Holding Ltd.(b)	9,473	1,960,816
CTS Corp.	30,153	1,933,410
Daktronics, Inc.(b)(c)	51,566	1,019,460
Diebold Nixdorf, Inc.(b)(c)	30,805	2,266,940
Digi International, Inc.(b)	27,915	1,946,234
Digital Turbine, Inc.(b)	300,054	2,418,435
DigitalOcean Holdings, Inc.(b)(c)	47,487	5,579,722
DocuSign, Inc.(b)	128,956	7,070,657
Domo, Inc., Class B(b)(c)	97,598	360,137
Dynatrace, Inc.(b)	151,652	6,721,217
Eastman Kodak Co.(b)(c)	150,239	1,262,008
Elastic N.V.(b)	53,351	3,509,962
ePlus, Inc.(c)	22,337	2,064,162
Exodus Movement, Inc., Class A(b)(c)	6,613	35,512
Extreme Networks, Inc.(b)	161,194	4,858,387
Fastly, Inc., Class A(b)(c)	198,738	4,503,403
Figma, Inc., Class A(b)(c)	48,628	1,182,633
Five9, Inc.(b)	98,635	2,713,449
	Shares	Value
Information Technology-(continued)
FormFactor, Inc.(b)	64,355	$6,834,501
Freshworks, Inc., Class A(b)(c)	228,236	2,591,620
GitLab, Inc., Class A(b)	58,127	2,005,963
GLOBALFOUNDRIES, Inc.	136,238	6,810,538
Globant S.A.(b)	111,244	4,071,530
Grid Dynamics Holdings, Inc.(b)(c)	115,306	794,458
Guidewire Software, Inc.(b)	38,307	5,820,366
Hackett Group, Inc. (The)	32,319	346,460
Harmonic, Inc.(b)(c)	141,772	1,637,467
HubSpot, Inc.(b)(c)	24,839	5,895,785
i3 Verticals, Inc., Class A(b)(c)	19,205	404,457
Ichor Holdings Ltd.(b)(c)	64,745	4,873,356
Impinj, Inc.(b)(c)	5,127	776,023
indie Semiconductor, Inc., A Shares (China)(b)(c)	275,218	888,954
Information Services Group, Inc.(c)	35,951	149,556
Ingram Micro Holding Corp.(c)	67,078	1,892,270
Intapp, Inc.(b)(c)	27,462	897,733
InterDigital, Inc.(c)	16,610	5,063,143
IonQ, Inc.(b)(c)	19,351	705,150
IPG Photonics Corp.(b)(c)	41,160	3,501,070
Itron, Inc.(b)	67,208	6,697,949
JFrog Ltd.(b)	29,501	2,353,885
Kimball Electronics, Inc.(b)(c)	22,643	559,961
Klaviyo, Inc., Class A(b)(c)	58,197	1,038,234
Knowles Corp.(b)	96,563	3,533,240
Lattice Semiconductor Corp.(b)	54,111	6,724,374
Life360, Inc.(b)(c)	23,685	1,280,174
LiveRamp Holdings, Inc.(b)	79,356	3,005,212
MACOM Technology Solutions Holdings, Inc.(b)	17,216	4,328,791
Manhattan Associates, Inc.(b)(c)	33,929	6,492,653
MaxLinear, Inc.(b)(c)	143,565	9,593,013
Methode Electronics, Inc.(c)	52,838	739,204
Mirion Technologies, Inc.(b)(c)	124,181	1,860,231
Mitek Systems, Inc.(b)(c)	51,578	861,353
MongoDB, Inc.(b)	19,880	6,709,102
N-able, Inc.(b)(c)	128,281	600,355
Napco Security Technologies, Inc.(c)	16,726	620,200
Navitas Semiconductor Corp.(b)(c)	65,753	714,078
nCino, Inc.(b)(c)	114,734	2,117,990
NCR Voyix Corp.(b)(c)	243,178	2,011,082
NETGEAR, Inc.(b)(c)	67,206	1,623,697
nLight, Inc.(b)	28,247	1,943,394
Novanta, Inc.(b)(c)	25,290	3,605,090
Nutanix, Inc., Class A(b)	88,186	5,203,856
OneSpan, Inc.(c)	58,587	906,927
Onto Innovation, Inc.(b)	35,949	9,295,692
Ooma, Inc.(b)(c)	24,351	529,634
OSI Systems, Inc.(b)(c)	16,532	3,660,019
Ouster, Inc.(b)(c)	26,976	1,052,334
Pagaya Technologies Ltd., Class A(b)	56,357	1,085,999
PagerDuty, Inc.(b)(c)	137,783	1,457,744
PAR Technology Corp.(b)(c)	59,125	1,002,169
PC Connection, Inc.	10,170	851,432
PDF Solutions, Inc.(b)(c)	26,850	1,237,517
Pegasystems, Inc.(c)	57,013	1,741,747
Penguin Solutions, Inc.(b)	106,289	5,593,990
Photronics, Inc.(b)(c)	80,067	2,425,229
Power Integrations, Inc.(c)	96,792	5,876,242
Powerfleet, Inc.(b)(c)	83,498	327,312
Procore Technologies, Inc.(b)(c)	53,697	2,940,985
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Information Technology-(continued)
Progress Software Corp.(b)(c)	106,061	$4,305,016
Q2 Holdings, Inc.(b)	33,033	2,010,719
Qualys, Inc.(b)	42,013	6,081,382
Rackspace Technology, Inc.(b)	59,494	245,710
Rambus, Inc.(b)	52,824	4,808,569
Rapid7, Inc.(b)(c)	131,379	1,267,807
Ribbon Communications, Inc.(b)(c)	87,691	187,659
Richardson Electronics Ltd.	11,727	214,487
Rigetti Computing, Inc.(b)(c)	24,130	360,744
RingCentral, Inc., Class A	96,025	5,340,910
Rogers Corp.(b)	26,049	3,216,270
Rubrik, Inc., Class A(b)(c)	14,981	1,084,025
Sailpoint, Inc.(b)(c)	34,790	583,428
Samsara, Inc., Class A(b)(c)	54,465	2,029,911
ScanSource, Inc.(b)	29,588	1,675,273
Semtech Corp.(b)	44,905	5,290,707
SentinelOne, Inc., Class A(b)(c)	216,866	4,133,466
ServiceTitan, Inc.(b)(c)	16,074	1,335,106
SiTime Corp.(b)	4,096	2,192,179
SmartRent, Inc.(b)(c)	183,270	185,103
SoundHound AI, Inc., Class A(b)(c)	57,489	352,408
Sprinklr, Inc., Class A(b)(c)	124,741	793,353
Sprout Social, Inc., Class A(b)(c)	90,790	778,978
SPS Commerce, Inc.(b)(c)	35,734	2,622,518
Strategy, Inc., Class A(b)	7,139	665,926
Telos Corp.(b)	85,568	379,922
Tenable Holdings, Inc.(b)(c)	72,984	2,382,198
Thryv Holdings, Inc.(b)(c)	90,301	365,719
TTM Technologies, Inc.(b)	83,527	9,642,357
Turtle Beach Corp.(b)(c)	33,308	408,023
Ubiquiti, Inc.(c)	1,327	738,502
UiPath, Inc., Class A(b)(c)	366,738	4,679,577
Ultra Clean Holdings, Inc.(b)	63,338	5,276,689
Unisys Corp.(b)(c)	91,984	263,994
Universal Display Corp.(c)	46,144	3,698,903
Varonis Systems, Inc.(b)(c)	64,224	2,565,749
Veeco Instruments, Inc.(b)(c)	78,644	3,932,200
Vertex, Inc., Class A(b)(c)	40,613	524,314
Viavi Solutions, Inc.(b)	245,987	9,089,220
Vishay Precision Group, Inc.(b)(c)	19,625	1,806,481
Workiva, Inc.(b)(c)	16,109	963,318
Xperi, Inc.(b)	52,733	406,571
Yext, Inc.(b)(c)	145,725	795,659
Zeta Global Holdings Corp., Class A(b)(c)	64,949	1,402,898
Zscaler, Inc.(b)(c)	11,807	1,785,218
		449,938,502
Materials-3.07%
AdvanSix, Inc.	43,474	872,088
Alto Ingredients, Inc.(b)	83,999	399,835
American Vanguard Corp.(b)	31,678	75,710
Ardagh Metal Packaging S.A.	183,019	865,680
Aspen Aerogels, Inc.(b)(c)	208,797	966,730
Balchem Corp.(c)	23,779	3,984,290
Century Aluminum Co.(b)	43,377	1,941,988
Clearwater Paper Corp.(b)(c)	29,623	622,972
Coeur Mining, Inc.	167,645	2,499,587
Compass Minerals International, Inc.(b)(c)	65,855	1,932,186
Core Molding Technologies, Inc.(b)(c)	1,893	44,599
Ecovyst, Inc.(b)(c)	194,352	2,343,885
Ferroglobe PLC(c)	195,457	621,553
Friedman Industries, Inc.(c)	1,302	43,292
Greif, Inc., Class A(c)	31,506	2,726,844
	Shares	Value
Materials-(continued)
Hawkins, Inc.(c)	15,024	$1,923,523
Hecla Mining Co.(c)	321,228	4,535,739
Ingevity Corp.(b)	35,601	2,602,789
Innospec, Inc.	26,371	2,267,379
Intrepid Potash, Inc.(b)	25,747	874,368
Kaiser Aluminum Corp.(c)	22,498	3,592,481
Knife River Corp.(b)(c)	75,928	5,555,652
Koppers Holdings, Inc.	20,440	1,001,969
Kronos Worldwide, Inc.(c)	42,833	257,855
LSB Industries, Inc.(b)(c)	79,969	870,063
Magnera Corp.(b)	82,670	1,095,377
Materion Corp.	24,560	5,178,230
Mativ Holdings, Inc., Class A	64,214	560,588
Metallus, Inc.(b)(c)	44,316	891,638
Minerals Technologies, Inc.	27,667	2,109,332
MP Materials Corp.(b)(c)	35,442	1,466,236
Myers Industries, Inc.(c)	34,340	1,173,054
Orion S.A. (Germany)	92,215	622,451
Perimeter Solutions, Inc.(b)(c)	75,734	2,318,218
Quaker Chemical Corp.(c)	21,245	3,410,247
Ramaco Resources, Inc., Class A(b)(c)	62,246	570,796
Ranpak Holdings Corp.(b)(c)	59,194	303,073
Rayonier Advanced Materials, Inc.(b)(c)	100,379	898,392
Ryerson Holding Corp.(c)	53,143	1,476,844
Scotts Miracle-Gro Co. (The)(c)	93,738	6,156,712
Sensient Technologies Corp.	48,498	5,997,748
Stepan Co.(c)	21,512	1,379,780
SunCoke Energy, Inc.(c)	148,056	1,255,515
Tredegar Corp.(b)	17,039	129,326
TriMas Corp.	60,645	2,421,555
United States Lime & Minerals, Inc.(c)	4,855	535,507
Worthington Steel, Inc.(c)	35,898	1,292,687
		84,666,363
Real Estate-6.04%
Acadia Realty Trust(c)	180,774	4,061,992
AGNT, Inc.(c)	140,263	568,065
AH Realty Trust, Inc.(c)	116,575	811,362
Alexander’s, Inc.(c)	3,572	910,860
Alpine Income Property Trust, Inc.	17,829	359,789
American Assets Trust, Inc.	55,516	1,309,622
American Healthcare REIT, Inc.	88,264	4,907,478
Apartment Investment & Management Co., Class A	159,498	429,050
Braemar Hotels & Resorts, Inc.	46,568	105,709
Brandywine Realty Trust(c)	385,963	1,173,328
Broadstone Net Lease, Inc.(c)	233,512	4,999,492
CareTrust REIT, Inc.(c)	105,746	4,434,987
CBL & Associates Properties, Inc.	18,843	1,106,273
Centerspace(c)	17,030	933,925
Chatham Lodging Trust	37,233	496,316
Chiron Real Estate, Inc.(c)	18,017	639,604
Community Healthcare Trust, Inc.(c)	33,703	617,102
Compass, Inc., Class A(b)(c)	708,919	8,074,587
COPT Defense Properties	135,747	5,152,956
CTO Realty Growth, Inc.	36,692	806,123
Curbline Properties Corp.(c)	65,326	2,001,589
DiamondRock Hospitality Co.	352,247	4,663,750
Diversified Healthcare Trust(c)	156,283	1,390,919
Douglas Elliman, Inc.(b)	85,531	144,547
Easterly Government Properties, Inc.(c)	67,651	1,647,978
Empire State Realty Trust, Inc., Class A(c)	216,693	1,096,467
Essential Properties Realty Trust, Inc.	188,492	5,897,915
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Real Estate-(continued)
Farmland Partners, Inc.(c)	60,798	$568,461
Five Point Holdings LLC, Class A(b)	11,274	58,512
Forestar Group, Inc.(b)(c)	22,511	633,685
Four Corners Property Trust, Inc.	94,884	2,429,030
Franklin Street Properties Corp.	62,960	28,596
Getty Realty Corp.(c)	56,622	1,933,075
Gladstone Commercial Corp.	66,700	833,750
Gladstone Land Corp.(c)	59,256	480,566
Global Net Lease, Inc.	247,313	2,156,569
Howard Hughes Holdings, Inc.(b)	36,054	2,304,572
Independence Realty Trust, Inc.	365,565	6,079,346
Industrial Logistics Properties Trust	54,198	466,645
Innovative Industrial Properties, Inc.(c)	38,227	2,248,130
InvenTrust Properties Corp.(c)	68,805	2,436,385
Lineage, Inc.(c)	118,412	5,017,116
LTC Properties, Inc.	54,930	2,210,383
LXP Industrial Trust	95,809	5,799,319
Marcus & Millichap, Inc.(c)	27,220	837,015
Millrose Properties, Inc.(c)	76,120	2,129,838
National Health Investors, Inc.(c)	33,677	2,581,342
NET Lease Office Properties(c)	19,794	231,590
NETSTREIT Corp.(c)	108,372	2,324,579
Newmark Group, Inc., Class A	174,823	2,621,471
NexPoint Diversified Real Estate Trust(c)	28,363	128,201
NexPoint Residential Trust, Inc.(c)	24,169	631,053
One Liberty Properties, Inc.	10,680	259,631
Opendoor Technologies, Inc.(b)(c)	1,467,399	5,532,094
Orion Properties, Inc.	56,694	149,672
Outfront Media, Inc.	181,745	5,792,213
Pebblebrook Hotel Trust	296,093	5,655,376
Phillips Edison & Co., Inc.	122,734	5,214,968
Piedmont Realty Trust, Inc., Class A(b)(c)	129,342	1,253,324
Postal Realty Trust, Inc., Class A(c)	23,086	531,901
RE/MAX Holdings, Inc., Class A(b)(c)	33,205	300,837
Real Brokerage, Inc. (The) (Canada)(b)(c)	86,692	138,707
RLJ Lodging Trust(c)	275,430	3,374,017
RMR Group, Inc. (The), Class A(c)	22,131	421,374
Ryman Hospitality Properties, Inc.	42,008	5,614,369
Safehold, Inc.(c)	55,653	900,466
Saul Centers, Inc.	9,109	310,344
Seaport Entertainment Group, Inc.(b)(c)	5,186	136,029
Seritage Growth Properties, Class A(b)(c)	23,026	55,493
Service Properties Trust	96,960	778,589
SITE Centers Corp.(c)	120,145	514,221
SmartStop Self Storage REIT, Inc.	18,168	609,355
St. Joe Co. (The)	22,585	1,405,690
Summit Hotel Properties, Inc.	121,977	839,202
Sunstone Hotel Investors, Inc.	254,683	2,997,619
Tanger, Inc.	98,055	3,986,916
Tejon Ranch Co.(b)(c)	15,604	264,176
Terreno Realty Corp.	92,307	6,613,797
UMH Properties, Inc.(c)	77,094	1,164,890
Universal Health Realty Income Trust(c)	10,082	437,760
	Shares	Value
Real Estate-(continued)
Urban Edge Properties	132,099	$2,993,363
Xenia Hotels & Resorts, Inc.	126,294	2,599,131
		166,756,538
Utilities-1.34%
American States Water Co.	36,618	3,135,965
Artesian Resources Corp., Class A(c)	4,427	152,067
California Water Service Group	51,080	2,559,619
Chesapeake Utilities Corp.(c)	17,793	2,362,555
Clearway Energy, Inc., Class C	135,490	4,299,098
Consolidated Water Co. Ltd.(c)	5,990	174,908
Genie Energy Ltd., Class B	16,715	232,506
H2O America(c)	44,484	2,728,204
Hallador Energy Co.(b)(c)	34,539	491,145
MDU Resources Group, Inc.	267,752	5,341,652
MGE Energy, Inc.	19,946	1,586,305
Middlesex Water Co.(c)	17,695	1,013,923
Northwest Natural Holding Co.	35,815	1,752,070
Ormat Technologies, Inc.	49,286	4,809,328
Otter Tail Corp.(c)	29,753	2,630,760
Talen Energy Corp.(b)	7,962	2,660,104
Unitil Corp.(c)	12,401	668,910
York Water Co. (The)	13,899	430,452
		37,029,571
Total Common Stocks & Other Equity Interests (Cost $2,239,106,715)		2,760,915,413
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(e)(h) (Cost $3,103,175)	3,103,175	3,103,175
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $2,242,209,890)		2,764,018,588
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-32.51%
Invesco Private Government Fund, 3.69%(e)(h)(i)	254,479,707	254,479,707
Invesco Private Prime Fund, 3.82%(e)(h)(i)	643,590,323	643,654,682
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $898,148,830)		898,134,389
TOTAL INVESTMENTS IN SECURITIES-132.56% (Cost $3,140,358,720)		3,662,152,977
OTHER ASSETS LESS LIABILITIES-(32.56)%		(899,585,931)
NET ASSETS-100.00%		$2,762,567,046
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2026
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2026 represented less than 1% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Invesco Mortgage Capital, Inc.	$614,116	$2,363	$(60,238)	$(51,844)	$2,543	$506,940	$24,863
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	3,258,388	19,292,728	(19,447,941)	-	-	3,103,175	38,395
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	256,005,269	265,875,071	(267,400,633)	-	-	254,479,707	2,212,834 *
Invesco Private Prime Fund	663,255,311	482,388,129	(501,995,928)	64,250	(57,080)	643,654,682	5,986,633 *
Total	$923,133,084	$767,558,291	$(788,904,740)	$12,406	$(54,537)	$901,744,504	$8,262,725

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Restricted security. The value of this security at July 31, 2026 represented less than 1% of the Fund’s Net Assets.
(h)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Bloomberg MVP Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$103,387,719	$-	$-	$103,387,719
Money Market Funds	93,977	135,170	-	229,147
Total Investments	$103,481,696	$135,170	$-	$103,616,866
Invesco RAFI US 1000 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$9,792,880,643	$-	$0	$9,792,880,643
Money Market Funds	8,047,979	291,363,555	-	299,411,534
Total Investments	$9,800,928,622	$291,363,555	$0	$10,092,292,177
Invesco RAFI US 1500 Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,760,752,167	$-	$163,246	$2,760,915,413
Money Market Funds	3,103,175	898,134,389	-	901,237,564
Total Investments	$2,763,855,342	$898,134,389	$163,246	$3,662,152,977